UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2018

Date of reporting period:	12/31/2017

Item 1.	Schedule of Investments

Prudential Balanced Fund

Schedule of Investments

as of December 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS — 62.9%
Aerospace & Defense — 1.9%
AAR Corp.	1,100	$43,219
Airbus SE (France)	1,143	113,599
BAE Systems PLC (United Kingdom)	6,388	49,356
Boeing Co. (The)	12,700	3,745,357
Cobham PLC (United Kingdom)*	4,191	7,131
Curtiss-Wright Corp.	1,300	158,405
Dassault Aviation SA (France)	5	7,774
Ducommun, Inc.*	1,000	28,450
Elbit Systems Ltd. (Israel)	45	6,011
Engility Holdings, Inc.*	1,400	39,718
Esterline Technologies Corp.*	1,300	97,110
Huntington Ingalls Industries, Inc.	5,500	1,296,350
Leonardo SpA (Italy)	776	9,221
Lockheed Martin Corp.	8,400	2,696,820
Meggitt PLC (United Kingdom)	1,504	9,766
Moog, Inc. (Class A Stock)*	2,100	182,385
MTU Aero Engines AG (Germany)	103	18,405
Northrop Grumman Corp.	3,800	1,166,258
Rolls-Royce Holdings PLC (United Kingdom)*	3,214	36,681
Safran SA (France)	658	67,870
Singapore Technologies Engineering Ltd. (Singapore)	3,100	7,542
Spirit AeroSystems Holdings, Inc. (Class A Stock)	15,600	1,361,100
Thales SA (France)	203	21,847
Vectrus, Inc.*	2,300	70,955
Wesco Aircraft Holdings, Inc.*	4,000	29,600
Zodiac Aerospace (France)	396	11,836

		11,282,766

Air Freight & Logistics — 0.1%
Bollore SA (France)	1,631	8,848
Deutsche Post AG (Germany) (Registered Shares)	1,922	91,359
Royal Mail PLC (United Kingdom)	1,688	10,313
United Parcel Service, Inc. (Class B Stock)	5,600	667,240
Yamato Holdings Co. Ltd. (Japan)	700	14,053

		791,813

Airlines — 0.0%
ANA Holdings, Inc. (Japan)	230	9,595
Deutsche Lufthansa AG (Germany) (Registered Shares)	458	16,819
easyJet PLC (United Kingdom)	281	5,541
International Consolidated Airlines Group SA (United Kingdom)	1,236	10,711
Japan Airlines Co. Ltd. (Japan)	200	7,814
Singapore Airlines Ltd. (Singapore)	1,000	7,965

		58,445

Auto Components — 0.4%
Aisin Seiki Co. Ltd. (Japan)	350	19,608
BorgWarner, Inc.	24,700	1,261,923
Bridgestone Corp. (Japan)	1,300	60,167
Cie Generale des Etablissements Michelin (France)	346	49,497
Continental AG (Germany)	215	57,809
Cooper-Standard Holdings, Inc.*	1,600	196,000
Dana, Inc.	500	16,005
Denso Corp. (Japan)	950	56,913
Faurecia (France)	150	11,690
GKN PLC (United Kingdom)	3,442	14,802
Koito Manufacturing Co. Ltd. (Japan)	200	14,003
Minth Group Ltd. (China)	2,000	12,027

NGK Spark Plug Co. Ltd. (Japan)	300	7,271
NOK Corp. (Japan)	200	4,654
Nokian Renkaat OYJ (Finland)	253	11,479
Stanley Electric Co. Ltd. (Japan)	300	12,139
Sumitomo Electric Industries Ltd. (Japan)	1,500	25,286
Sumitomo Rubber Industries Ltd. (Japan)	400	7,413
Tenneco, Inc.	3,200	187,328
Tower International, Inc.	1,500	45,825
Toyoda Gosei Co. Ltd. (Japan)	150	3,806
Toyota Industries Corp. (Japan)	350	22,434
Valeo SA (France)	471	35,085
Yokohama Rubber Co. Ltd. (The) (Japan)	200	4,885

		2,138,049

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	652	67,601
Daimler AG (Germany) (Registered Shares)	1,898	160,495
Ferrari NV (Italy)	240	25,147
Fiat Chrysler Automobiles NV (United Kingdom)*	2,077	37,081
Ford Motor Co.	137,200	1,713,628
General Motors Co.	27,200	1,114,928
Honda Motor Co. Ltd. (Japan)	3,400	116,034
Isuzu Motors Ltd. (Japan)	1,150	19,202
Mazda Motor Corp. (Japan)	1,160	15,502
Mitsubishi Motors Corp. (Japan)	1,470	10,575
Nissan Motor Co. Ltd. (Japan)	4,600	45,798
Peugeot SA (France)	1,160	23,561
Renault SA (France)	382	38,344
Subaru Corp. (Japan)	1,200	38,049
Suzuki Motor Corp. (Japan)	700	40,519
Thor Industries, Inc.	6,800	1,024,896
Toyota Motor Corp. (Japan)	5,104	325,278
Volkswagen AG (Germany)	61	12,310
Yamaha Motor Co. Ltd. (Japan)	600	19,655

		4,848,603

Banks — 4.8%
ABN AMRO Group NV (Netherlands), CVA, 144A	838	27,018
AIB Group PLC (Ireland)	1,607	10,584
American National Bankshares, Inc.	300	11,490
Aozora Bank Ltd. (Japan)	260	10,089
Australia & New Zealand Banking Group Ltd. (Australia)	5,781	128,969
BancFirst Corp.	1,200	61,380
Banco Bilbao Vizcaya Argentaria SA (Spain)	13,131	111,590
Banco de Sabadell SA (Spain)	10,534	20,883
Banco Santander SA (Spain)	31,888	209,065
Bancorp, Inc. (The)*	7,600	75,088
BancorpSouth Bank	900	28,305
Bank Hapoalim BM (Israel)	2,045	15,018
Bank Leumi Le-Israel BM (Israel)	3,069	18,473
Bank of America Corp.	192,200	5,673,744
Bank of East Asia Ltd. (The) (Hong Kong)	2,600	11,244
Bank of Ireland Group PLC (Ireland)*	1,882	16,036
Bank of Kyoto Ltd. (The) (Japan)	120	6,232
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,100	39,919
Bank of Queensland Ltd. (Australia)	843	8,338
Bankia SA (Spain)	1,957	9,341
Bankinter SA (Spain)	1,265	11,967
Barclays PLC (United Kingdom)	33,505	91,715
Bendigo & Adelaide Bank Ltd. (Australia)	1,072	9,728

Berkshire Hills Bancorp, Inc.	2,400	87,840
BNP Paribas SA (France)	2,226	165,589
BOC Hong Kong Holdings Ltd. (China)	7,500	37,903
Brookline Bancorp, Inc.	4,800	75,360
CaixaBank SA (Spain)	7,086	32,941
Cathay General Bancorp	1,400	59,038
Central Pacific Financial Corp.	2,000	59,660
Chiba Bank Ltd. (The) (Japan)	1,500	12,439
Citigroup, Inc.	56,770	4,224,256
Commerzbank AG (Germany)*	2,152	32,102
Commonwealth Bank of Australia (Australia)	3,427	213,874
Community Trust Bancorp, Inc.	200	9,420
Concordia Financial Group Ltd. (Japan)	2,400	14,435
Credit Agricole SA (France)	2,271	37,499
Danske Bank A/S (Denmark)	1,460	56,826
DBS Group Holdings Ltd. (Singapore)	3,513	64,977
DNB ASA (Norway)	1,895	35,079
Erste Group Bank AG (Austria)*	582	25,221
Farmers National Banc Corp.	1,500	22,125
FB Financial Corp.*	300	12,597
Financial Institutions, Inc.	3,400	105,740
First BanCorp	1,900	67,089
First BanCorp (Puerto Rico)*	11,000	56,100
First Busey Corp.	600	17,964
First Citizens BancShares, Inc. (Class A Stock)	500	201,500
First Commonwealth Financial Corp.	1,700	24,344
First Community Bancshares, Inc.	1,600	45,968
First Financial Corp.	1,300	58,955
First Interstate BancSystem, Inc. (Class A Stock)	3,800	152,190
Flushing Financial Corp.	600	16,500
Fukuoka Financial Group, Inc. (Japan)	1,700	9,513
Great Southern Bancorp, Inc.	800	41,320
Hachijuni Bank Ltd. (The) (Japan)	800	4,571
Hancock Holding Co.	4,300	212,850
Hang Seng Bank Ltd. (Hong Kong)	1,500	37,213
Heartland Financial USA, Inc.	2,000	107,300
Hilltop Holdings, Inc.	7,600	192,508
HSBC Holdings PLC (United Kingdom)	39,683	409,848
IBERIABANK Corp.	1,600	124,000
Independent Bank Corp.	3,000	67,050
ING Groep NV (Netherlands)	7,704	141,420
International Bancshares Corp.	2,300	91,310
Intesa Sanpaolo SpA (Italy)	26,368	87,485
Intesa Sanpaolo SpA (Italy)	1,831	5,837
Japan Post Bank Co. Ltd. (Japan)	800	10,390
JPMorgan Chase & Co.	67,130	7,178,882
KBC Group NV (Belgium)	497	42,351
Kyushu Financial Group, Inc. (Japan)	700	4,219
Lloyds Banking Group PLC (United Kingdom)	142,026	130,235
Mebuki Financial Group, Inc. (Japan)	1,804	7,621
Mediobanca SpA (Italy)	1,171	13,268
MidWestOne Financial Group, Inc.	400	13,412
Mitsubishi UFJ Financial Group, Inc. (Japan)	23,500	171,032
Mizrahi Tefahot Bank Ltd. (Israel)	326	6,005
Mizuho Financial Group, Inc. (Japan)	47,560	85,993
National Australia Bank Ltd. (Australia)	5,273	121,095
Nordea Bank AB (Sweden)	5,987	72,490
OFG Bancorp (Puerto Rico)	3,400	31,960

Old Second Bancorp, Inc.	2,600	35,490
Oversea-Chinese Banking Corp. Ltd. (Singapore)	6,227	57,527

Peapack Gladstone Financial Corp.	1,500	52,530
Peoples BanCorp, Inc.	1,200	39,144
PNC Financial Services Group, Inc. (The)	3,500	505,015
QCR Holdings, Inc.	1,700	72,845
Raiffeisen Bank International AG (Austria)*	280	10,132
Republic Bancorp, Inc. (Class A Stock)	500	19,010
Resona Holdings, Inc. (Japan)	4,600	27,410
Royal Bank of Scotland Group PLC (United Kingdom)*	7,070	26,511
Seven Bank Ltd. (Japan)	1,200	4,098
Shinsei Bank Ltd. (Japan)	320	5,515
Shizuoka Bank Ltd. (The) (Japan)	1,100	11,323
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,942	34,546
Societe Generale SA (France)	1,512	77,952
Standard Chartered PLC (United Kingdom)*	6,472	67,966
State Bank Financial Corp.	600	17,904
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,617	112,805
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	618	24,452
Suruga Bank Ltd. (Japan)	400	8,553
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,041	41,558
Swedbank AB (Sweden) (Class A Stock)	1,768	42,653
TriState Capital Holdings, Inc.*	4,300	98,900
Triumph Bancorp, Inc.*	500	15,750
UniCredit SpA (Italy)*	3,945	73,591
United Community Banks, Inc.	4,400	123,816
United Overseas Bank Ltd. (Singapore)	2,686	52,949
Wells Fargo & Co.	69,641	4,225,120
West Bancorporation, Inc.	500	12,575
Westpac Banking Corp. (Australia)	6,894	167,686
Wintrust Financial Corp.	2,700	222,399
Yamaguchi Financial Group, Inc. (Japan)	400	4,741

		28,345,391

Beverages — 1.3%
Anheuser-Busch InBev SA (Belgium)	1,511	168,690
Asahi Group Holdings Ltd. (Japan)	750	37,215
Carlsberg A/S (Denmark) (Class B Stock)	214	25,667
Coca-Cola Amatil Ltd. (Australia)	1,132	7,499
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	200	7,298
Coca-Cola Co. (The)	50,000	2,294,000
Coca-Cola European Partners PLC (United Kingdom)	430	17,135
Coca-Cola HBC AG (Switzerland)*	342	11,169
Constellation Brands, Inc. (Class A Stock)	4,000	914,280
Davide Campari-Milano SpA (Italy)	1,146	8,855
Diageo PLC (United Kingdom)	4,993	183,015
Heineken Holding NV (Netherlands)	228	22,542
Heineken NV (Netherlands)	514	53,583
Kirin Holdings Co. Ltd. (Japan)	1,700	42,842
National Beverage Corp.	1,200	116,928
PepsiCo, Inc.	33,000	3,957,360
Pernod Ricard SA (France)	414	65,476
Remy Cointreau SA (France)	40	5,542
Suntory Beverage & Food Ltd. (Japan)	300	13,341
Treasury Wine Estates Ltd. (Australia)	1,555	19,296

		7,971,733

Biotechnology — 2.2%
AbbVie, Inc.	42,100	4,071,491
Acorda Therapeutics, Inc.*	4,100	87,945
AMAG Pharmaceuticals, Inc.*	8,600	113,950
Amgen, Inc.	13,100	2,278,090

Biogen, Inc.*	4,100	1,306,137
BioSpecifics Technologies Corp.*	1,900	82,327
Celgene Corp.*	5,000	521,800
CSL Ltd. (Australia)	890	97,806
Eagle Pharmaceuticals, Inc.*(a)	3,100	165,602
Enanta Pharmaceuticals, Inc.*	1,700	99,756
Exact Sciences Corp.*	1,100	57,794
FibroGen, Inc.*	2,100	99,540
Genmab A/S (Denmark)*	117	19,376
Genomic Health, Inc.*	4,700	160,740
Gilead Sciences, Inc.	39,100	2,801,124
Grifols SA (Spain)	581	16,988
Halozyme Therapeutics, Inc.*	9,500	192,470
MiMedx Group, Inc.*(a)	12,600	158,886
PDL BioPharma, Inc.*(a)	11,100	30,414
Retrophin, Inc.*	5,100	107,457
Shire PLC	1,783	92,397
Ultragenyx Pharmaceutical, Inc.*	1,200	55,656
Vanda Pharmaceuticals, Inc.*	10,400	158,080

		12,775,826

Building Products — 0.2%
American Woodmark Corp.*	200	26,050
Asahi Glass Co. Ltd. (Japan)	380	16,425
Assa Abloy AB (Sweden) (Class B Stock)	1,977	40,986
Builders FirstSource, Inc.*	10,000	217,900
Cie de Saint-Gobain (France)	983	54,100
Continental Building Products, Inc.*	4,200	118,230
Daikin Industries Ltd. (Japan)	500	59,082
Geberit AG (Switzerland) (Registered Shares)	73	32,132
LIXIL Group Corp. (Japan)	500	13,509
NCI Building Systems, Inc.*	5,600	108,080
Patrick Industries, Inc.*	300	20,835
PGT Innovations, Inc.*	2,000	33,700
TOTO Ltd. (Japan)	250	14,721
Universal Forest Products, Inc.	4,100	154,242

		909,992

Capital Markets — 1.7%
3i Group PLC (United Kingdom)	1,959	24,117
Ameriprise Financial, Inc.	6,500	1,101,555
Amundi SA (France), 144A	119	10,079
ASX Ltd. (Australia)	375	16,008
BlackRock, Inc.	1,500	770,565
Credit Suisse Group AG (Switzerland) (Registered Shares)*	4,811	85,808
Daiwa Securities Group, Inc. (Japan)	3,000	18,769
Deutsche Bank AG (Germany) (Registered Shares)	4,078	77,131
Deutsche Boerse AG (Germany)	374	43,289
Donnelley Financial Solutions, Inc.*	3,500	68,215
Evercore, Inc. (Class A Stock)	2,500	225,000
GAMCO Investors, Inc. (Class A Stock)	600	17,790
Goldman Sachs Group, Inc. (The)	8,400	2,139,984
Hargreaves Lansdown PLC (United Kingdom)	491	11,924
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,300	70,353
Houlihan Lokey, Inc.	2,300	104,489
INTL. FCStone, Inc.*	2,100	89,313
Invesco Ltd.	32,700	1,194,858
Investec PLC (South Africa)	1,252	9,015
Japan Exchange Group, Inc. (Japan)	1,000	17,350
Julius Baer Group Ltd. (Switzerland)*	455	27,824

Kingston Financial Group Ltd. (Hong Kong)	8,000	7,665
London Stock Exchange Group PLC (United Kingdom)	631	32,274
Macquarie Group Ltd. (Australia)	659	50,970
Natixis SA (France)	1,762	13,917
Nomura Holdings, Inc. (Japan)	7,100	41,618
Northern Trust Corp.	9,000	899,010
Partners Group Holding AG (Switzerland)	34	23,297
Raymond James Financial, Inc.	6,500	580,450
S&P Global, Inc.	13,900	2,354,660
SBI Holdings, Inc. (Japan)	480	10,001
Schroders PLC (United Kingdom)	239	11,313
Singapore Exchange Ltd. (Singapore)	1,600	8,885
St. James’s Place PLC (United Kingdom)	1,085	17,924
UBS Group AG (Switzerland) (Registered Shares)*	7,286	133,864

		10,309,284

Chemicals — 1.7%
A Schulman, Inc.	400	14,900
AdvanSix, Inc.*	4,304	181,069
Air Liquide SA (France)	842	105,851
Air Products & Chemicals, Inc.	12,700	2,083,816
Air Water, Inc. (Japan)	300	6,315
Akzo Nobel NV (Netherlands)	494	43,346
Arkema SA (France)	143	17,411
Asahi Kasei Corp. (Japan)	2,500	32,173
BASF SE (Germany)	1,820	199,529
CF Industries Holdings, Inc.	4,400	187,176
Chase Corp.	100	12,050
Chemours Co. (The)	30,400	1,521,824
Chr Hansen Holding A/S (Denmark)	186	17,438
Clariant AG (Switzerland)*	458	12,798
Covestro AG (Germany), 144A	240	24,712
Croda International PLC (United Kingdom)	272	16,215
Daicel Corp. (Japan)	600	6,809
EMS-Chemie Holding AG (Switzerland) (Registered Shares)	16	10,675
Evonik Industries AG (Germany)	300	11,268
Frutarom Industries Ltd. (Israel)	73	6,841
Givaudan SA (Switzerland) (Registered Shares)	18	41,579
Hitachi Chemical Co. Ltd. (Japan)	200	5,121
Huntsman Corp.	38,200	1,271,678
Incitec Pivot Ltd. (Australia)	3,496	10,593
Ingevity Corp.*	3,100	218,457
Innophos Holdings, Inc.	300	14,019
Israel Chemicals Ltd. (Israel)	996	4,033
Johnson Matthey PLC (United Kingdom)	399	16,534
JSR Corp. (Japan)	350	6,875
K+S AG (Germany) (Registered Shares)	354	8,789
Kaneka Corp. (Japan)	500	4,557
Kansai Paint Co. Ltd. (Japan)	400	10,380
KMG Chemicals, Inc.	1,000	66,080
Koninklijke DSM NV (Netherlands)	360	34,388
Koppers Holdings, Inc.*	3,200	162,880
Kuraray Co. Ltd. (Japan)	700	13,180
LANXESS AG (Germany)	175	13,872
Linde AG (Germany)*	367	86,048
LyondellBasell Industries NV (Class A Stock)	20,400	2,250,528
Minerals Technologies, Inc.	300	20,655
Mitsubishi Chemical Holdings Corp. (Japan)	2,800	30,637
Mitsubishi Gas Chemical Co., Inc. (Japan)	350	10,022
Mitsui Chemicals, Inc. (Japan)	400	12,827

Nippon Paint Holdings Co. Ltd. (Japan)	350	11,059
Nissan Chemical Industries Ltd. (Japan)	200	7,967
Nitto Denko Corp. (Japan)	330	29,188
Novozymes A/S (Denmark) (Class B Stock)	455	25,975
Orica Ltd. (Australia)	716	10,066
PolyOne Corp.	4,300	187,050
Shin-Etsu Chemical Co. Ltd. (Japan)	780	79,032
Sika AG (Switzerland)	4	31,736
Solvay SA (Belgium)	147	20,438
Stepan Co.	1,400	110,558
Sumitomo Chemical Co. Ltd. (Japan)	3,000	21,467
Symrise AG (Germany)	252	21,606
Taiyo Nippon Sanso Corp. (Japan)	300	4,186
Teijin Ltd. (Japan)	380	8,444
Toray Industries, Inc. (Japan)	3,000	28,237
Tosoh Corp. (Japan)	600	13,536
Umicore SA (Belgium)	358	16,951
Westlake Chemical Corp.	5,700	607,221
Yara International ASA (Norway)	345	15,840

		10,076,505

Commercial Services & Supplies — 0.1%
Babcock International Group PLC (United Kingdom)	446	4,244
Brambles Ltd. (Australia)	3,216	25,204
Brink’s Co. (The)	1,100	86,570
Dai Nippon Printing Co. Ltd. (Japan)	550	12,245
Edenred (France)	431	12,477
Ennis, Inc.	2,100	43,575
G4S PLC (United Kingdom)	3,243	11,672
Herman Miller, Inc.	4,900	196,245
ISS A/S (Denmark)	338	13,086
McGrath RentCorp	400	18,792
Park24 Co. Ltd. (Japan)	200	4,788
Quad/Graphics, Inc.	4,400	99,440
Secom Co. Ltd. (Japan)	400	30,177
Securitas AB (Sweden) (Class B Stock)	587	10,238
Societe BIC SA (France)	55	6,044
Sohgo Security Services Co. Ltd. (Japan)	150	8,153
SP Plus Corp.*	1,200	44,520
Steelcase, Inc. (Class A Stock)	4,800	72,960
Toppan Printing Co. Ltd. (Japan)	1,100	9,936

		710,366

Communications Equipment — 0.3%
ADTRAN, Inc.	6,600	127,710
Extreme Networks, Inc.*	2,600	32,552
Harris Corp.	7,700	1,090,705
NetScout Systems, Inc.*	1,200	36,540
Nokia OYJ (Finland)	11,503	53,746
Plantronics, Inc.	2,900	146,102
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	6,050	39,928

		1,527,283

Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	450	17,579
Ameresco, Inc. (Class A Stock)*	1,300	11,180
Argan, Inc.	900	40,500
Boskalis Westminster (Netherlands)	165	6,218
Bouygues SA (France)	407	21,118
CIMIC Group Ltd. (Australia)	169	6,759

Eiffage SA (France)	143	15,650
EMCOR Group, Inc.	3,300	269,775
Ferrovial SA (Spain)	980	22,239
HOCHTIEF AG (Germany)	37	6,534
JGC Corp. (Japan)	400	7,728
Kajima Corp. (Japan)	1,600	15,373
KBR, Inc.	4,900	97,167
MasTec, Inc.*	2,700	132,165
Obayashi Corp. (Japan)	1,300	15,704
Primoris Services Corp.	2,400	65,256
Shimizu Corp. (Japan)	1,200	12,377
Skanska AB (Sweden) (Class B Stock)	638	13,220
Taisei Corp. (Japan)	380	18,898
Vinci SA (France)	1,000	102,091

		897,531

Construction Materials — 0.0%
Boral Ltd. (Australia)	2,275	13,772
CRH PLC (Ireland)	1,703	61,292
Fletcher Building Ltd. (New Zealand)	1,286	6,927
HeidelbergCement AG (Germany)	304	32,779
Imerys SA (France)	75	7,063
James Hardie Industries PLC (Ireland), CDI	843	14,806
LafargeHolcim Ltd. (Switzerland) (Registered Shares)*	918	51,703
Taiheiyo Cement Corp. (Japan)	250	10,763
United States Lime & Minerals, Inc.	500	38,550

		237,655

Consumer Finance — 0.6%
Acom Co. Ltd. (Japan)*	700	2,941
AEON Financial Service Co. Ltd. (Japan)	200	4,648
Capital One Financial Corp.	24,300	2,419,794
Credit Saison Co. Ltd. (Japan)	300	5,448
Enova International, Inc.*	2,100	31,920
Green Dot Corp. (Class A Stock)*	2,800	168,728
Navient Corp.	54,000	719,280
Nelnet, Inc. (Class A Stock)	1,500	82,170
Santander Consumer USA Holdings, Inc.	6,900	128,478

		3,563,407

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	2,370	28,398
Greif, Inc. (Class A Stock)	3,200	193,856
Owens-Illinois, Inc.*	25,600	567,552
Toyo Seikan Group Holdings Ltd. (Japan)	300	4,816

		794,622

Distributors — 0.2%
Jardine Cycle & Carriage Ltd. (Singapore)	200	6,071
LKQ Corp.*	31,100	1,264,837

		1,270,908

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	150	5,278
Capella Education Co.	500	38,700
Grand Canyon Education, Inc.*	2,900	259,637

		303,615

Diversified Financial Services — 0.6%
AMP Ltd. (Australia)	5,710	23,048

Berkshire Hathaway, Inc. (Class B Stock)*	14,800	2,933,656
Cannae Holdings, Inc.*	5,300	90,259
Challenger Ltd. (Australia)	1,072	11,691
Eurazeo SA (France)	85	7,853
EXOR NV (Netherlands)	227	13,915
First Pacific Co. Ltd. (Hong Kong)	4,000	2,719
Groupe Bruxelles Lambert SA (Belgium)	151	16,290
Industrivarden AB (Sweden) (Class C Stock)	317	7,820
Investor AB (Sweden) (Class B Stock)	899	41,001
Kinnevik AB (Sweden) (Class B Stock)	478	16,152
L E Lundbergforetagen AB (Sweden) (Class B Stock)	73	5,453
Leucadia National Corp.	15,500	410,595
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	5,342
ORIX Corp. (Japan)	2,640	44,513
Pargesa Holding SA (Switzerland)	80	6,929
Standard Life Aberdeen PLC (United Kingdom)	5,376	31,622
Wendel SA (France)	54	9,357

		3,678,215

Diversified Telecommunication Services — 0.9%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	3,777	5,708
BT Group PLC (United Kingdom)	16,436	60,243
Deutsche Telekom AG (Germany) (Registered Shares)	6,576	116,240
Elisa OYJ (Finland)	302	11,845
HKT Trust & HKT Ltd. (Hong Kong)	7,720	9,846
IDT Corp. (Class B Stock)*	2,700	28,620
Iliad SA (France)	54	12,939
Koninklijke KPN NV (Netherlands)	6,976	24,355
Nippon Telegraph & Telephone Corp. (Japan)	1,360	63,939
Orange SA (France)	3,932	68,145
PCCW Ltd. (Hong Kong)	7,400	4,295
Proximus SADP (Belgium)	300	9,843
Singapore Telecommunications Ltd. (Singapore)	16,300	43,458
Spark New Zealand Ltd. (New Zealand)	3,547	9,123
Swisscom AG (Switzerland) (Registered Shares)	53	28,183
TDC A/S (Denmark)	1,587	9,748
Telecom Italia SpA (Italy)*	21,847	18,867
Telecom Italia SpA-RSP (Italy)	13,379	9,490
Telefonica Deutschland Holding AG (Germany)	1,630	8,158
Telefonica SA (Spain)	8,937	87,026
Telenor ASA (Norway)	1,486	31,811
Telia Co. AB (Sweden)	5,367	23,923
Telstra Corp. Ltd. (Australia)	8,027	22,691
TPG Telecom Ltd. (Australia)	611	3,126
Verizon Communications, Inc.	86,750	4,591,678

		5,303,300

Electric Utilities — 0.7%
AusNet Services (Australia)	4,251	5,974
Chubu Electric Power Co., Inc. (Japan)	1,300	16,125
Chugoku Electric Power Co., Inc. (The) (Japan)	600	6,441
CK Infrastructure Holdings Ltd. (Hong Kong)	1,300	11,156
CLP Holdings Ltd. (Hong Kong)	3,000	30,691
EDP - Energias de Portugal SA (Portugal)	4,553	15,749
Electricite de France SA (France)	1,116	13,940
Endesa SA (Spain)	596	12,747
Enel SpA (Italy)	16,031	98,579
Exelon Corp.	40,200	1,584,282
Fortum OYJ (Finland)	934	18,485
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong), 144A	6,000	5,491

Iberdrola SA (Spain)	11,352	87,879
Kansai Electric Power Co., Inc. (The) (Japan)	1,400	17,122
Kyushu Electric Power Co., Inc. (Japan)	800	8,380
Mercury NZ Ltd. (New Zealand)	1,892	4,514
MGE Energy, Inc.	1,800	113,580
NextEra Energy, Inc.	2,000	312,380
Orsted A/S (Denmark), 144A	376	20,495
Otter Tail Corp.	500	22,225
Power Assets Holdings Ltd. (Hong Kong)	2,500	21,072
PPL Corp.	47,300	1,463,935
Red Electrica Corp. SA (Spain)	897	20,135
SSE PLC (United Kingdom)	1,967	34,969
Terna Rete Elettrica Nazionale SpA (Italy)	2,933	17,050
Tohoku Electric Power Co., Inc. (Japan)	900	11,490
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	2,800	11,051

		3,985,937

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	3,636	97,388
AMETEK, Inc.	21,200	1,536,364
Atkore International Group, Inc.*	3,900	83,655
Emerson Electric Co.	11,000	766,590
Encore Wire Corp.	1,600	77,840
EnerSys	1,500	104,445
Fuji Electric Co. Ltd. (Japan)	1,000	7,512
Legrand SA (France)	530	40,746
Mabuchi Motor Co. Ltd. (Japan)	100	5,405
Mitsubishi Electric Corp. (Japan)	3,800	62,976
Nidec Corp. (Japan)	480	67,208
OSRAM Licht AG (Germany)	196	17,551
Prysmian SpA (Italy)	383	12,480
Schneider Electric SE (France)*	1,109	94,021
Siemens Gamesa Renewable Energy SA (Spain)	463	6,340
Vestas Wind Systems A/S (Denmark)	437	30,197

		3,010,718

Electronic Equipment, Instruments & Components — 0.2%
Alps Electric Co. Ltd. (Japan)	400	11,378
Anixter International, Inc.*	1,300	98,800
Avnet, Inc.	600	23,772
ePlus, Inc.*	1,000	75,200
Hamamatsu Photonics KK (Japan)	300	10,062
Hexagon AB (Sweden) (Class B Stock)	517	25,935
Hirose Electric Co. Ltd. (Japan)	70	10,220
Hitachi High-Technologies Corp. (Japan)	150	6,304
Hitachi Ltd. (Japan)	9,300	72,151
Ingenico Group SA (France)	117	12,490
Insight Enterprises, Inc.*	3,200	122,528
Itron, Inc.*	2,600	177,320
Keyence Corp. (Japan)	190	106,140
Kyocera Corp. (Japan)	640	41,784
Murata Manufacturing Co. Ltd. (Japan)	370	49,539
Nippon Electric Glass Co. Ltd. (Japan)	180	6,851
Omron Corp. (Japan)	400	23,792
PC Connection, Inc.	900	23,589
Sanmina Corp.*	2,100	69,300
ScanSource, Inc.*	1,200	42,960
Shimadzu Corp. (Japan)	500	11,343
SYNNEX Corp.	1,300	176,735
Systemax, Inc.	1,800	59,886

TDK Corp. (Japan)	250	19,868
Tech Data Corp.*	500	48,985
Vishay Precision Group, Inc.*	400	10,060
Yaskawa Electric Corp. (Japan)	500	21,908
Yokogawa Electric Corp. (Japan)	500	9,546

		1,368,446

Energy Equipment & Services — 0.1%
Exterran Corp.*	3,200	100,608
Halliburton Co.	6,700	327,429
John Wood Group PLC (United Kingdom)	1,333	11,663
McDermott International, Inc.*	7,000	46,060
SEACOR Holdings, Inc.*	900	41,598
Tenaris SA (Luxembourg)	966	15,333
Unit Corp.*	4,100	90,200

		632,891

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Assets Trust, Inc.	1,800	68,832
American Tower Corp.	16,300	2,325,521
Armada Hoffler Properties, Inc.	700	10,871
Ascendas Real Estate Investment Trust (Singapore)	4,700	9,539
Ashford Hospitality Prime, Inc.	6,900	67,137
Ashford Hospitality Trust, Inc.	12,800	86,144
British Land Co. PLC (The) (United Kingdom)	1,998	18,608
Brixmor Property Group, Inc.	31,100	580,326
CapitaLand Commercial Trust (Singapore)	5,464	7,870
CapitaLand Mall Trust (Singapore)	4,700	7,477
Chesapeake Lodging Trust	6,600	178,794
City Office REIT, Inc.	2,000	26,020
CoreCivic, Inc.	17,400	391,500
Daiwa House REIT Investment Corp. (Japan)	3	7,126
DDR Corp.	79,200	709,632
Dexus (Australia)	1,946	14,767
DiamondRock Hospitality Co.	6,200	69,998
Fonciere Des Regions (France)	71	8,038
Franklin Street Properties Corp.	15,800	169,692
Gecina SA (France)	97	17,911
GEO Group, Inc. (The)	7,800	184,080
Goodman Group (Australia)	3,633	23,805
GPT Group (The) (Australia)	3,611	14,364
Hammerson PLC (United Kingdom)	1,610	11,879
ICADE (France)	67	6,584
InfraREIT, Inc.	4,500	83,610
Japan Prime Realty Investment Corp. (Japan)	2	6,350
Japan Real Estate Investment Corp. (Japan)	2	9,499
Japan Retail Fund Investment Corp. (Japan)	5	9,165
Klepierre SA (France)	443	19,472
Land Securities Group PLC (United Kingdom)	1,463	19,877
Lexington Realty Trust	1,000	9,650
Link REIT (Hong Kong)	4,500	41,633
Mirvac Group (Australia)	6,944	12,699
Nippon Building Fund, Inc. (Japan)	3	14,674
Nippon Prologis REIT, Inc. (Japan)	4	8,452
Nomura Real Estate Master Fund, Inc. (Japan)	8	9,931
Park Hotels & Resorts, Inc.	1,700	48,875
Prologis, Inc.	12,500	806,375
Ramco-Gershenson Properties Trust	10,800	159,084
RLJ Lodging Trust	7,000	153,790
Ryman Hospitality Properties, Inc.	2,900	200,158

Scentre Group (Australia)	10,291	33,569
Segro PLC (United Kingdom)	1,912	15,135
Spirit Realty Capital, Inc.	131,300	1,126,554
Stockland (Australia)	4,619	16,113
Summit Hotel Properties, Inc.	10,600	161,438
Suntec Real Estate Investment Trust (Singapore)	5,100	8,179
Tier REIT, Inc.	3,800	77,482
Unibail-Rodamco SE (France)	200	50,330
United Urban Investment Corp. (Japan)	6	8,627
Urstadt Biddle Properties, Inc. (Class A Stock)	1,100	23,914
Vicinity Centres (Australia)	6,933	14,685
Westfield Corp. (Australia)	3,830	28,297
Weyerhaeuser Co.	17,900	631,154
Xenia Hotels & Resorts, Inc.	9,400	202,946

		9,028,232

Food & Staples Retailing — 1.5%
Aeon Co. Ltd. (Japan)	1,300	21,928
Carrefour SA (France)	1,146	24,708
Casino Guichard Perrachon SA (France)	107	6,488
Colruyt SA (Belgium)	134	6,971
CVS Health Corp.	35,700	2,588,250
FamilyMart UNY Holdings Co. Ltd. (Japan)	200	14,008
ICA Gruppen AB (Sweden)	166	6,031
Ingles Markets, Inc. (Class A Stock)	1,800	62,280
J Sainsbury PLC (United Kingdom)	3,021	9,837
Jeronimo Martins SGPS SA (Portugal)	494	9,594
Koninklijke Ahold Delhaize NV (Netherlands)	2,538	55,793
Kroger Co. (The)	72,900	2,001,105
Lawson, Inc. (Japan)	100	6,645
METRO AG (Germany)*	337	6,713
Performance Food Group Co.*	6,700	221,770
Seven & i Holdings Co. Ltd. (Japan)	1,450	60,068
SpartanNash Co.	2,300	61,364
Sundrug Co. Ltd. (Japan)	150	6,958
Tesco PLC (United Kingdom)	16,069	45,461
Tsuruha Holdings, Inc. (Japan)	70	9,508
Village Super Market, Inc. (Class A Stock)	900	20,637
Wal-Mart Stores, Inc.	36,300	3,584,625
Wesfarmers Ltd. (Australia)	2,231	77,143
WM Morrison Supermarkets PLC (United Kingdom)	4,764	14,151
Woolworths Group Ltd. (Australia)	2,592	55,070

		8,977,106

Food Products — 0.8%
Ajinomoto Co., Inc. (Japan)	1,100	20,696
Associated British Foods PLC (United Kingdom)	722	27,461
Barry Callebaut AG (Switzerland) (Registered Shares)	4	8,338
Calbee, Inc. (Japan)	200	6,499
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2	12,209
ConAgra Brands, Inc.	19,200	723,264
Danone SA (France)	1,191	99,795
Golden Agri-Resources Ltd. (Singapore)	16,600	4,583
Kerry Group PLC (Ireland) (Class A Stock)	332	37,183
Kikkoman Corp. (Japan)	300	12,132
Marine Harvest ASA (Norway)*	825	13,951
MEIJI Holdings Co. Ltd. (Japan)	250	21,277
Nestle SA (Switzerland)	6,140	527,894
NH Foods Ltd. (Japan)	300	7,308
Nisshin Seifun Group, Inc. (Japan)	405	8,174

Nissin Foods Holdings Co. Ltd. (Japan)	100	7,291
Orkla ASA (Norway)	1,720	18,227
Pilgrim’s Pride Corp.*(a)	25,100	779,606
Sanderson Farms, Inc.	1,300	180,414
Toyo Suisan Kaisha Ltd. (Japan)	200	8,538
Tyson Foods, Inc. (Class A Stock)	27,800	2,253,746
WH Group Ltd. (Hong Kong), 144A	17,500	19,723
Wilmar International Ltd. (Singapore)	3,600	8,296
Yakult Honsha Co. Ltd. (Japan)	150	11,318
Yamazaki Baking Co. Ltd. (Japan)	300	5,841

		4,823,764

Gas Utilities — 0.3%
APA Group (Australia)	2,239	14,519
Atmos Energy Corp.	6,200	532,518
Chesapeake Utilities Corp.	300	23,565
Gas Natural SDG SA (Spain)	734	16,940
Hong Kong & China Gas Co. Ltd. (Hong Kong)	16,489	32,290
ONE Gas, Inc.	900	65,934
Osaka Gas Co. Ltd. (Japan)	800	15,383
Southwest Gas Holdings, Inc.	2,600	209,248
Spire, Inc.	1,500	112,725
Toho Gas Co. Ltd. (Japan)	160	4,380
Tokyo Gas Co. Ltd. (Japan)	800	18,279
UGI Corp.	19,800	929,610

		1,975,391

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	49,300	2,813,551
AngioDynamics, Inc.*	6,900	114,747
Arjo AB (Sweden) (Class B Stock)*	451	1,287
Atrion Corp.	100	63,060
Baxter International, Inc.	35,700	2,307,648
BioMerieux (France)	82	7,342
Boston Scientific Corp.*	55,800	1,383,282
Cantel Medical Corp.	2,000	205,740
Cochlear Ltd. (Australia)	109	14,530
Coloplast A/S (Denmark) (Class B Stock)	240	19,080
CONMED Corp.	900	45,873
ConvaTec Group PLC (United Kingdom), 144A	2,704	7,456
CYBERDYNE, Inc. (Japan)*	200	3,438
Danaher Corp.	25,400	2,357,628
Essilor International Cie Generale d’Optique SA (France)	419	57,714
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,126	11,424
Getinge AB (Sweden) (Class B Stock)	451	6,540
Haemonetics Corp.*	1,500	87,120
Halyard Health, Inc.*	4,200	193,956
Hoya Corp. (Japan)	800	39,843
Inogen, Inc.*	1,700	202,436
Intuitive Surgical, Inc.*	500	182,470
Koninklijke Philips NV (Netherlands)	1,832	69,174
Lantheus Holdings, Inc.*	500	10,225
Masimo Corp.*	2,600	220,480
Medtronic PLC	21,200	1,711,900
Meridian Bioscience, Inc.	10,200	142,800
Olympus Corp. (Japan)	580	22,188
Smith & Nephew PLC (United Kingdom)	1,740	30,107
Sonova Holding AG (Switzerland) (Registered Shares)	107	16,702
Straumann Holding AG (Switzerland) (Registered Shares)	19	13,403
Sysmex Corp. (Japan)	300	23,556

Terumo Corp. (Japan)	600	28,386
William Demant Holding A/S (Denmark)*	205	5,726

		12,420,812

Health Care Providers & Services — 1.7%
Alfresa Holdings Corp. (Japan)	400	9,369
Anthem, Inc.	1,100	247,511
Cigna Corp.	6,400	1,299,776
Express Scripts Holding Co.*	33,400	2,492,976
Fresenius Medical Care AG & Co. KGaA (Germany)	424	44,524
Fresenius SE & Co. KGaA (Germany)	819	63,695
Healthscope Ltd. (Australia)	3,777	6,174
Magellan Health, Inc.*	2,200	212,410
Mediclinic International PLC (South Africa)	668	5,846
Medipal Holdings Corp. (Japan)	300	5,857
Molina Healthcare, Inc.*	2,700	207,036
National HealthCare Corp.	900	54,846
Providence Service Corp. (The)*	3,200	189,888
Ramsay Health Care Ltd. (Australia)	300	16,382
Ryman Healthcare Ltd. (New Zealand)	734	5,502
Select Medical Holdings Corp.*	4,200	74,130
Sonic Healthcare Ltd. (Australia)	842	14,974
Suzuken Co. Ltd. (Japan)	165	6,774
UnitedHealth Group, Inc.	20,500	4,519,430
WellCare Health Plans, Inc.*	4,200	844,662

		10,321,762

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	2,500	36,375
Cerner Corp.*	4,200	283,038
Cotiviti Holdings, Inc.*	5,300	170,713
HMS Holdings Corp.*	600	10,170
M3, Inc. (Japan)	400	14,022

		514,318

Hotels, Restaurants & Leisure — 1.6%
Accor SA (France)	360	18,533
Aristocrat Leisure Ltd. (Australia)	1,073	19,758
Biglari Holdings, Inc.*	130	53,872
Bloomin’ Brands, Inc.	8,300	177,122
Bojangles’, Inc.*	6,300	74,340
Carnival PLC	373	24,542
Compass Group PLC (United Kingdom)	3,106	66,972
Crown Resorts Ltd. (Australia)	735	7,450
Del Frisco’s Restaurant Group, Inc.*	2,200	33,550
Del Taco Restaurants, Inc.*	3,100	37,572
Domino’s Pizza Enterprises Ltd. (Australia)	109	3,962
Fiesta Restaurant Group, Inc.*	4,100	77,900
Flight Centre Travel Group Ltd. (Australia)	85	2,930
Galaxy Entertainment Group Ltd. (Hong Kong)	4,400	35,129
Genting Singapore PLC (Singapore)	12,000	11,720
Golden Entertainment, Inc.*	900	29,385
Hilton Grand Vacations, Inc.*	10,400	436,280
Hilton Worldwide Holdings, Inc.	23,300	1,860,738
InterContinental Hotels Group PLC (United Kingdom)	345	21,944
Las Vegas Sands Corp.	4,700	326,603
Marriott Vacations Worldwide Corp.	100	13,521
McDonald’s Corp.	22,068	3,798,344
McDonald’s Holdings Co. Japan Ltd. (Japan)	100	4,394
Melco Resorts & Entertainment Ltd. (Hong Kong), ADR	438	12,720

Merlin Entertainments PLC (United Kingdom), 144A	1,367	6,697
MGM China Holdings Ltd. (Macau)	1,600	4,828
Monarch Casino & Resort, Inc.*	400	17,928
Oriental Land Co. Ltd. (Japan)	440	40,031
Paddy Power Betfair PLC (Ireland)	159	18,898
Sands China Ltd. (Hong Kong)	4,800	24,707
Shangri-La Asia Ltd. (Hong Kong)	2,000	4,529
SJM Holdings Ltd. (Hong Kong)	5,000	4,468
Sodexo SA (France)	180	24,130
Tabcorp Holdings Ltd. (Australia)	4,066	17,641
Texas Roadhouse, Inc.	4,200	221,256
TUI AG (Germany)	841	17,423
Whitbread PLC (United Kingdom)	368	19,851
Wynn Macau Ltd. (Macau)	2,900	9,168
Yum! Brands, Inc.	21,400	1,746,454

		9,327,290

Household Durables — 0.5%
Barratt Developments PLC (United Kingdom)	2,131	18,590
Berkeley Group Holdings PLC (United Kingdom)	237	13,406
Casio Computer Co. Ltd. (Japan)	400	5,740
Electrolux AB (Sweden) Series B	474	15,261
Hooker Furniture Corp.	900	38,205
Husqvarna AB (Sweden) (Class B Stock)	847	8,059
Iida Group Holdings Co. Ltd. (Japan)	300	5,647
La-Z-Boy, Inc.	5,200	162,240
Libbey, Inc.	3,000	22,560
New Home Co., Inc. (The)*	2,000	25,060
Nikon Corp. (Japan)	700	14,086
NVR, Inc.*	590	2,069,850
Panasonic Corp. (Japan)	4,400	64,213
Persimmon PLC (United Kingdom)	597	22,056
Rinnai Corp. (Japan)	70	6,333
SEB SA (France)	43	7,960
Sekisui Chemical Co. Ltd. (Japan)	800	16,016
Sekisui House Ltd. (Japan)	1,200	21,646
Sharp Corp. (Japan)*	280	9,584
Sony Corp. (Japan)	2,500	112,207
Taylor Morrison Home Corp. (Class A Stock)*	6,900	168,843
Taylor Wimpey PLC (United Kingdom)	6,355	17,681
Techtronic Industries Co. Ltd. (Hong Kong)	2,500	16,263
TRI Pointe Group, Inc.*	9,500	170,240

		3,031,746

Household Products — 0.5%
Central Garden & Pet Co. (Class A Stock)*	1,200	45,252
Essity AB (Sweden) (Class B Stock)*	1,171	33,277
Henkel AG & Co. KGaA (Germany)	203	24,308
Kimberly-Clark Corp.	15,700	1,894,362
Lion Corp. (Japan)	500	9,451
Procter & Gamble Co. (The)	8,775	806,247
Reckitt Benckiser Group PLC (United Kingdom)	1,322	123,334
Unicharm Corp. (Japan)	800	20,774

		2,957,005

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	137,100	1,484,793
Electric Power Development Co. Ltd. (Japan)	300	8,070
Meridian Energy Ltd. (New Zealand)	2,404	4,986

NRG Energy, Inc.	37,600	1,070,848
Uniper SE (Germany)	397	12,368

		2,581,065

Industrial Conglomerates — 1.2%
3M Co.	15,000	3,530,550
CK Hutchison Holdings Ltd. (Hong Kong)	5,357	67,125
DCC PLC (United Kingdom)	177	17,813
Honeywell International, Inc.	20,700	3,174,552
Jardine Matheson Holdings Ltd. (Hong Kong)	400	24,300
Jardine Strategic Holdings Ltd. (Hong Kong)	400	15,832
Keihan Holdings Co. Ltd. (Japan)	200	5,884
Keppel Corp. Ltd. (Singapore)	2,700	14,775
NWS Holdings Ltd. (Hong Kong)	2,900	5,223
Seibu Holdings, Inc. (Japan)	400	7,557
Sembcorp Industries Ltd. (Singapore)	2,300	5,195
Siemens AG (Germany) (Registered Shares)	1,517	210,040
Smiths Group PLC (United Kingdom)	781	15,674
Toshiba Corp. (Japan)*	11,700	32,775

		7,127,295

Insurance — 1.4%
Admiral Group PLC (United Kingdom)	368	9,926
Aegon NV (Netherlands)	3,648	23,179
Aflac, Inc.	20,600	1,808,268
Ageas (Belgium)	374	18,270
AIA Group Ltd. (Hong Kong)	23,900	203,285
Allianz SE (Germany) (Registered Shares)	887	202,987
Allstate Corp. (The)	18,600	1,947,606
Ambac Financial Group, Inc.*	700	11,186
American Equity Investment Life Holding Co.	1,000	30,730
Argo Group International Holdings Ltd.	1,000	61,650
Assicurazioni Generali SpA (Italy)	2,419	44,029
Assured Guaranty Ltd.	2,300	77,901
Aviva PLC (United Kingdom)	7,865	53,642
AXA SA (France)	3,824	113,317
Baldwin & Lyons, Inc. (Class B Stock)	1,000	23,950
Baloise Holding AG (Switzerland) (Registered Shares)	105	16,322
CNP Assurances (France)	354	8,166
Dai-ichi Life Holdings, Inc. (Japan)	2,127	43,714
Direct Line Insurance Group PLC (United Kingdom)	2,579	13,271
FBL Financial Group, Inc. (Class A Stock)	700	48,755
FNF Group	5,900	231,516
Genworth Financial, Inc. (Class A Stock)*	32,300	100,453
Gjensidige Forsikring ASA (Norway)	423	7,979
Hannover Rueck SE (Germany)	112	14,052
Insurance Australia Group Ltd. (Australia)	4,525	25,486
Japan Post Holdings Co. Ltd. (Japan)	3,100	35,507
Kinsale Capital Group, Inc.	700	31,500
Legal & General Group PLC (United Kingdom)	11,489	42,298
Mapfre SA (Spain)	2,259	7,246
Medibank Pvt Ltd. (Australia)	5,681	14,548
MS&AD Insurance Group Holdings, Inc. (Japan)	990	33,393
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany) (Registered Shares)	307	66,296
National General Holdings Corp.	7,600	149,264
National Western Life Group, Inc. (Class A Stock)	60	19,861
Navigators Group, Inc. (The)	200	9,740
NN Group NV (Netherlands)	622	26,904
Old Mutual PLC (United Kingdom)	9,643	30,119
Old Republic International Corp.	15,100	322,838

Poste Italiane SpA (Italy), 144A	919	6,919
Prudential PLC (United Kingdom)	5,133	131,457
QBE Insurance Group Ltd. (Australia)	2,677	22,221
RSA Insurance Group PLC (United Kingdom)	1,969	16,784
Sampo OYJ (Finland) (Class A Stock)	881	48,351
SCOR SE (France)	364	14,630
Selective Insurance Group, Inc.	300	17,610
Sompo Holdings, Inc. (Japan)	725	27,986
Sony Financial Holdings, Inc. (Japan)	300	5,302
Suncorp Group Ltd. (Australia)	2,560	27,592
Swiss Life Holding AG (Switzerland) (Registered Shares)*	65	22,976
Swiss Re AG (Switzerland)	620	57,983
T&D Holdings, Inc. (Japan)	1,100	18,766
Tokio Marine Holdings, Inc. (Japan)	1,370	62,312
Tryg A/S (Denmark)	184	4,603
UnipolSai Assicurazioni SpA (Italy)	1,765	4,117
Unum Group	32,200	1,767,458
Zurich Insurance Group AG (Switzerland)	304	92,429

		8,278,650

Internet & Direct Marketing Retail — 1.2%
1-800-Flowers.com, Inc. (Class A Stock)*	3,200	34,240
Amazon.com, Inc.*	2,300	2,689,781
FTD Cos., Inc.*	4,300	30,917
Groupon, Inc.*	33,300	169,830
Liberty Interactive Corp. QVC Group (Class A Stock)*	67,000	1,636,140
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	1,300	12,252
Nutrisystem, Inc.	2,200	115,720
Priceline Group, Inc. (The)*	1,270	2,206,930
Rakuten, Inc. (Japan)	1,910	17,459
Start Today Co. Ltd. (Japan)	400	12,141
Zalando SE (Germany), 144A*	216	11,389

		6,936,799

Internet Software & Services — 3.1%
Alphabet, Inc. (Class A Stock)*	4,100	4,318,940
Alphabet, Inc. (Class C Stock)*	5,715	5,980,176
Appfolio, Inc. (Class A Stock)*	1,300	53,950
Auto Trader Group PLC (United Kingdom), 144A	1,717	8,161
Blucora, Inc.*	8,400	185,640
Care.com, Inc.*	2,900	52,316
DeNa Co. Ltd. (Japan)	200	4,118
Endurance International Group Holdings, Inc.*	12,500	105,000
Envestnet, Inc.*	3,300	164,505
Etsy, Inc.*	11,100	226,995
Facebook, Inc. (Class A Stock)*	40,200	7,093,692
GrubHub, Inc.*(a)	1,200	86,160
Kakaku.com, Inc. (Japan)	300	5,064
LivePerson, Inc.*	7,600	87,400
Mixi, Inc. (Japan)	100	4,479
NIC, Inc.	4,300	71,380
REA Group Ltd. (Australia)	123	7,334
SPS Commerce, Inc.*	1,100	53,449
United Internet AG (Germany) (Registered Shares)	254	17,404
XO Group, Inc.*	3,500	64,610
Yahoo Japan Corp. (Japan)	2,656	12,169
Yelp, Inc.*	1,200	50,352

		18,653,294

IT Services — 1.9%
Accenture PLC (Class A Stock)	18,800	2,878,092
Amadeus IT Group SA (Spain) (Registered Shares)	859	61,816
Atos SE (France)	183	26,606
Booz Allen Hamilton Holding Corp.	9,300	354,609
CACI International, Inc. (Class A Stock)*	1,500	198,525
Capgemini SE (France)	317	37,546
Cognizant Technology Solutions Corp. (Class A Stock)	32,000	2,272,640
Computershare Ltd. (Australia)	941	11,922
CSRA, Inc.	2,500	74,800
EPAM Systems, Inc.*	700	75,201
ExlService Holdings, Inc.*	1,000	60,350
Fujitsu Ltd. (Japan)	3,800	26,940
Hackett Group, Inc. (The)	3,400	53,414
MAXIMUS, Inc.	1,600	114,528
Nomura Research Institute Ltd. (Japan)	242	11,233
NTT Data Corp. (Japan)	1,245	14,770
Obic Co. Ltd. (Japan)	140	10,283
Otsuka Corp. (Japan)	110	8,424
Science Applications International Corp.	1,200	91,884
Sykes Enterprises, Inc.*	2,900	91,205
Total System Services, Inc.	5,800	458,722
Travelport Worldwide Ltd.	6,800	88,876
Visa, Inc. (Class A Stock)	38,100	4,344,162
Wirecard AG (Germany)	232	25,785
Worldpay Group PLC (United Kingdom), 144A	3,884	22,289

		11,414,622

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	400	13,056
Johnson Outdoors, Inc. (Class A Stock)	500	31,045
MCBC Holdings, Inc.*	3,000	66,660
Sankyo Co. Ltd. (Japan)	50	1,572
Sega Sammy Holdings, Inc. (Japan)	400	4,965
Shimano, Inc. (Japan)	150	21,084
Yamaha Corp. (Japan)	300	11,066

		149,448

Life Sciences Tools & Services — 0.2%
Bruker Corp.	6,500	223,080
Eurofins Scientific SE (Luxembourg)	21	12,764
Illumina, Inc.*	4,000	873,960
Lonza Group AG (Switzerland) (Registered Shares)*	153	41,265
PerkinElmer, Inc.	500	36,560
QIAGEN NV*	428	13,350

		1,200,979

Machinery — 1.6%
Alamo Group, Inc.	900	101,583
Alfa Laval AB (Sweden)	546	12,915
Alstom SA (France)	324	13,430
Amada Holdings Co. Ltd. (Japan)	600	8,146
ANDRITZ AG (Austria)	139	7,843
Atlas Copco AB (Sweden) (Class A Stock)	1,311	56,578
Atlas Copco AB (Sweden) (Class B Stock)	789	30,240
CNH Industrial NV (United Kingdom)	2,013	26,931
Cummins, Inc.	11,500	2,031,360
Daifuku Co. Ltd. (Japan)	200	10,866
FANUC Corp. (Japan)	380	91,161
Federal Signal Corp.	1,300	26,117
Fortive Corp.	13,300	962,255

GEA Group AG (Germany)	349	16,698
Global Brass & Copper Holdings, Inc.	4,900	162,190
Harsco Corp.*	9,000	167,850
Hillenbrand, Inc.	4,700	210,090
Hino Motors Ltd. (Japan)	500	6,458
Hitachi Construction Machinery Co. Ltd. (Japan)	200	7,248
Hoshizaki Corp. (Japan)	100	8,860
IHI Corp. (Japan)	270	8,955
Illinois Tool Works, Inc.	12,000	2,002,200
IMI PLC (United Kingdom)	601	10,797
Ingersoll-Rand PLC	9,500	847,305
JTEKT Corp. (Japan)	400	6,854
Kawasaki Heavy Industries Ltd. (Japan)	260	9,096
KION Group AG (Germany)	140	12,051
Komatsu Ltd. (Japan)	1,800	65,052
Kone OYJ (Finland) (Class B Stock)	671	36,034
Kubota Corp. (Japan)	2,100	41,075
Kurita Water Industries Ltd. (Japan)	200	6,484
Makita Corp. (Japan)	400	16,775
MAN SE (Germany)	66	7,552
Metso OYJ (Finland)	227	7,744
Milacron Holdings Corp.*	3,400	65,076
MINEBEA MITSUMI, Inc. (Japan)	800	16,686
Mitsubishi Heavy Industries Ltd. (Japan)	600	22,370
Mueller Industries, Inc.	4,800	170,064
Mueller Water Products, Inc. (Class A Stock)	5,800	72,674
Nabtesco Corp. (Japan)	200	7,642
NGK Insulators Ltd. (Japan)	500	9,419
NSK Ltd. (Japan)	800	12,534
Oshkosh Corp.	12,900	1,172,481
Rexnord Corp.*	2,700	70,254
Sandvik AB (Sweden)	2,193	38,388
Schindler Holding AG (Switzerland) (Part. Cert.)	87	20,009
Schindler Holding AG (Switzerland) (Registered Shares)	40	9,045
SKF AB (Sweden) (Class B Stock)	776	17,239
SMC Corp. (Japan)	110	45,142
SPX Corp.*	3,800	119,282
SPX FLOW, Inc.*	2,000	95,100
Standex International Corp.	200	20,370
Sumitomo Heavy Industries Ltd. (Japan)	240	10,113
Terex Corp.	7,600	366,472
THK Co. Ltd. (Japan)	250	9,345
Timken Co. (The)	2,400	117,960
TriMas Corp.*	800	21,400
Volvo AB (Sweden) (Class B Stock)	3,087	57,486
Wartsila OYJ Abp (Finland)	287	18,109
Weir Group PLC (The) (United Kingdom)	447	12,787
Yangzijiang Shipbuilding Holdings Ltd. (China)	4,800	5,263

		9,639,503

Marine — 0.0%
A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	7	11,662
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	13	22,659
Kuehne + Nagel International AG (Switzerland) (Registered Shares)	112	19,815
Mitsui OSK Lines Ltd. (Japan)	220	7,312
Nippon Yusen K.K. (Japan)*	290	7,056

		68,504

Media — 1.2%
Altice NV (Netherlands) (Class A Stock)*	946	9,920

Axel Springer SE (Germany)	94	7,330
Comcast Corp. (Class A Stock)	98,600	3,948,930
Dentsu, Inc. (Japan)	400	16,914
Discovery Communications, Inc. (Class C Stock)*	33,300	704,961
Entravision Communications Corp. (Class A Stock)	3,800	27,170
Eutelsat Communications SA (France)	377	8,728
Hakuhodo DY Holdings, Inc. (Japan)	460	5,963
ITV PLC (United Kingdom)	7,198	16,063
JCDecaux SA (France)	176	7,079
John Wiley & Sons, Inc.	2,500	164,375
Lagardere SCA (France)	229	7,334
Pearson PLC (United Kingdom)	1,601	15,859
ProSiebenSat.1 Media SE (Germany)	460	15,790
Publicis Groupe SA (France)	406	27,522
RTL Group SA (Luxembourg)	70	5,619
Schibsted ASA (Norway) (Class B Stock)	194	5,157
SES SA (Luxembourg)	736	11,475
Sinclair Broadcast Group, Inc. (Class A Stock)	3,600	136,260
Singapore Press Holdings Ltd. (Singapore)	3,000	5,935
Sky PLC (United Kingdom)*	2,079	28,373
TEGNA, Inc.	15,300	215,424
Telenet Group Holding NV (Belgium)*	110	7,663
Toho Co. Ltd. (Japan)	200	6,923
Townsquare Media, Inc. (Class A Stock)*	1,900	14,592
tronc, Inc.*	2,100	36,939
Twenty-First Century Fox, Inc. (Class A Stock)	7,500	258,975
Twenty-First Century Fox, Inc. (Class B Stock)	31,700	1,081,604
Vivendi SA (France)	2,008	53,894
WPP PLC (United Kingdom)	2,525	45,616

		6,898,387

Metals & Mining — 0.8%
Alcoa Corp.*	24,000	1,292,880
Alumina Ltd. (Australia)	4,410	8,311
Anglo American PLC (United Kingdom)	2,594	53,952
Antofagasta PLC (Chile)	866	11,688
ArcelorMittal (Luxembourg)*	1,290	41,852
BHP Billiton Ltd. (Australia)	6,350	145,865
BHP Billiton PLC (Australia)	4,149	83,894
BlueScope Steel Ltd. (Australia)	1,112	13,245
Boliden AB (Sweden)	544	18,604
Fortescue Metals Group Ltd. (Australia)	2,922	11,058
Freeport-McMoRan, Inc.*	127,500	2,417,400
Fresnillo PLC (Mexico)	403	7,743
Glencore PLC (Switzerland)*	24,111	126,196
Hitachi Metals Ltd. (Japan)	400	5,721
JFE Holdings, Inc. (Japan)	1,000	23,897
Kobe Steel Ltd. (Japan)*	610	5,629
Maruichi Steel Tube Ltd. (Japan)	100	2,922
Materion Corp.	500	24,300
Mitsubishi Materials Corp. (Japan)	210	7,452
Newcrest Mining Ltd. (Australia)	1,477	26,294
Nippon Steel & Sumitomo Metal Corp. (Japan)	1,517	38,758
Norsk Hydro ASA (Norway)	2,673	20,263
Olympic Steel, Inc.	1,400	30,086
Randgold Resources Ltd. (United Kingdom)	182	18,072
Rio Tinto Ltd. (United Kingdom)	856	50,329
Rio Tinto PLC (United Kingdom)	2,439	127,944
South32 Ltd. (Australia)	10,231	27,732
Sumitomo Metal Mining Co. Ltd. (Japan)	500	22,875

SunCoke Energy, Inc.*	10,500	125,895
thyssenkrupp AG (Germany)	864	24,914
voestalpine AG (Austria)	244	14,567
Warrior Met Coal, Inc.	1,500	37,725

		4,868,063

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	37,100	441,119
Invesco Mortgage Capital, Inc.	2,400	42,792
Ladder Capital Corp.	12,600	171,738
PennyMac Mortgage Investment Trust	2,000	32,140
Resource Capital Corp.	2,850	26,705
Western Asset Mortgage Capital Corp.	8,400	83,580

		798,074

Multi-Utilities — 0.3%
AGL Energy Ltd. (Australia)	1,277	24,199
CenterPoint Energy, Inc.	31,700	899,012
Centrica PLC (United Kingdom)	11,268	20,903
E.ON SE (Germany)	4,340	47,029
Engie SA (France)	3,615	62,147
Innogy SE (Germany), 144A	261	10,215
MDU Resources Group, Inc.	13,300	357,504
National Grid PLC (United Kingdom)	6,774	79,855
NorthWestern Corp.	1,700	101,490
RWE AG (Germany)*	1,006	20,472
Suez (France)	715	12,561
Veolia Environnement SA (France)	914	23,306

		1,658,693

Multiline Retail — 0.0%
Don Quijote Holdings Co. Ltd. (Japan)	200	10,426
Harvey Norman Holdings Ltd. (Australia)	1,203	3,901
Isetan Mitsukoshi Holdings Ltd. (Japan)	700	8,662
J. Front Retailing Co. Ltd. (Japan)	450	8,456
Marks & Spencer Group PLC (United Kingdom)	3,045	12,919
Marui Group Co. Ltd. (Japan)	400	7,312
Next PLC (United Kingdom)	286	17,431
Ryohin Keikaku Co. Ltd. (Japan)	50	15,565
Takashimaya Co. Ltd. (Japan)	600	6,307

		90,979

Oil, Gas & Consumable Fuels — 3.6%
Adams Resources & Energy, Inc.	300	13,050
Anadarko Petroleum Corp.	38,300	2,054,412
Andeavor	7,500	857,550
BP PLC (United Kingdom)	38,988	273,511
Caltex Australia Ltd. (Australia)	492	13,034
Chevron Corp.	4,400	550,836
ConocoPhillips	44,600	2,448,094
Contango Oil & Gas Co.*	1,500	7,065
CVR Energy, Inc.(a)	6,000	223,440
Devon Energy Corp.	47,200	1,954,080
Dorian LPG Ltd.*	199	1,636
Enagas SA (Spain)	479	13,699
Eni SpA (Italy)	5,087	84,179
Evolution Petroleum Corp.	3,100	21,235
Exxon Mobil Corp.	56,054	4,688,357
Galp Energia SGPS SA (Portugal)	1,086	19,953
Idemitsu Kosan Co. Ltd. (Japan)	300	12,017

Inpex Corp. (Japan)	1,981	24,656
JXTG Holdings, Inc. (Japan)	6,285	40,389
Koninklijke Vopak NV (Netherlands)	138	6,045
Lundin Petroleum AB (Sweden)*	341	7,806
Marathon Petroleum Corp.	34,400	2,269,712
Neste OYJ (Finland)	239	15,299
Newfield Exploration Co.*	54,800	1,727,844
Oil Search Ltd. (Australia)	2,571	15,566
OMV AG (Austria)	285	18,033
Origin Energy Ltd. (Australia)*	3,498	25,623
Pacific Ethanol, Inc.*	9,500	43,225
Panhandle Oil and Gas, Inc. (Class A Stock)	900	18,495
Par Pacific Holdings, Inc.*	4,700	90,616
Peabody Energy Corp.*	5,900	232,283
Renewable Energy Group, Inc.*(a)	1,700	20,060
Repsol SA (Spain)	2,412	42,587
REX American Resources Corp.*	1,200	99,348
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	9,033	301,550
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	7,387	248,750
Santos Ltd. (Australia)*	3,514	14,874
Showa Shell Sekiyu KK (Japan)	400	5,413
Snam SpA (Italy)	4,630	22,675
Statoil ASA (Norway)	2,244	48,040
TOTAL SA (France)	4,673	257,948
Valero Energy Corp.	27,300	2,509,143
Woodside Petroleum Ltd. (Australia)	1,672	43,017
World Fuel Services Corp.	2,500	70,350

		21,455,495

Paper & Forest Products — 0.1%
Boise Cascade Co.	2,000	79,800
Clearwater Paper Corp.*	1,100	49,940
Louisiana-Pacific Corp.*	6,700	175,942
Mondi PLC (South Africa)	746	19,388
Oji Holdings Corp. (Japan)	1,500	9,961
Stora Enso OYJ (Finland) (Class R Stock)	1,033	16,366
UPM-Kymmene OYJ (Finland)	1,034	32,100

		383,497

Personal Products — 0.1%
Beiersdorf AG (Germany)	203	23,798
Kao Corp. (Japan)	950	64,191
Kose Corp. (Japan)	60	9,350
L’Oreal SA (France)	496	109,904
Pola Orbis Holdings, Inc. (Japan)	160	5,606
Shiseido Co. Ltd. (Japan)	750	36,139
Unilever NV (United Kingdom), CVA	3,251	183,040
Unilever PLC (United Kingdom)	2,491	138,166

		570,194

Pharmaceuticals — 2.5%
Allergan PLC	11,600	1,897,528
Astellas Pharma, Inc. (Japan)	4,100	52,083
AstraZeneca PLC (United Kingdom)	2,493	172,031
Bayer AG (Germany) (Registered Shares)	1,640	203,791
Bristol-Myers Squibb Co.	12,900	790,512
Catalent, Inc.*	4,600	188,968
Chugai Pharmaceutical Co. Ltd. (Japan)	400	20,444
Corcept Therapeutics, Inc.*	12,700	229,362
Daiichi Sankyo Co. Ltd. (Japan)	1,100	28,602

Eisai Co. Ltd. (Japan)	500	28,405
Endo International PLC*	68,600	531,650
GlaxoSmithKline PLC (United Kingdom)	9,737	172,434
H. Lundbeck A/S (Denmark)	134	6,795
Hisamitsu Pharmaceutical Co., Inc. (Japan)	100	6,041
Ipsen SA (France)	73	8,689
Johnson & Johnson	24,300	3,395,196
Kyowa Hakko Kirin Co. Ltd. (Japan)	500	9,626
Merck & Co., Inc.	21,800	1,226,686
Merck KGaA (Germany)	257	27,586
Mitsubishi Tanabe Pharma Corp. (Japan)	500	10,305
Novartis AG (Switzerland)	4,388	369,261
Novo Nordisk A/S (Denmark) (Class B Stock)	3,694	198,499
Ono Pharmaceutical Co. Ltd. (Japan)	800	18,609
Orion OYJ (Finland) (Class B Stock)	214	7,979
Otsuka Holdings Co. Ltd. (Japan)	780	34,209
Pfizer, Inc.	53,819	1,949,324
Phibro Animal Health Corp. (Class A Stock)	2,400	80,400
Recordati SpA (Italy)	203	9,021
Roche Holding AG (Switzerland)	1,386	350,458
Sanofi (France)	2,244	193,190
Santen Pharmaceutical Co. Ltd. (Japan)	750	11,745
Shionogi & Co. Ltd. (Japan)	600	32,421
Sucampo Pharmaceuticals, Inc. (Class A Stock)*(a)	8,700	156,165
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	300	4,441
Supernus Pharmaceuticals, Inc.*	3,100	123,535
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	60	4,779
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	79,265
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,797	34,053
UCB SA (Belgium)	254	20,140
Vifor Pharma AG (Switzerland)	107	13,698
Zoetis, Inc.	32,000	2,305,280

		15,003,206

Professional Services — 0.1%
Adecco Group AG (Switzerland) (Registered Shares)	332	25,371
Bureau Veritas SA (France)	496	13,547
Capita PLC (United Kingdom)	1,423	7,689
Experian PLC (United Kingdom)	1,887	41,595
Heidrick & Struggles International, Inc.	600	14,730
Insperity, Inc.	4,200	240,870
Intertek Group PLC (United Kingdom)	329	23,008
Persol Holdings Co. Ltd. (Japan)	300	7,511
Randstad Holding NV (Netherlands)	220	13,499
Recruit Holdings Co. Ltd. (Japan)	2,200	54,626
RELX NV (United Kingdom)	1,867	42,912
RELX PLC (United Kingdom)	2,105	49,358
SEEK Ltd. (Australia)	633	9,361
SGS SA (Switzerland) (Registered Shares)	11	28,677
Teleperformance (France)	114	16,319
Wolters Kluwer NV (Netherlands)	580	30,235

		619,308

Real Estate Management & Development — 0.5%
Aeon Mall Co. Ltd. (Japan)	220	4,297
Azrieli Group Ltd. (Israel)	75	4,191
CapitaLand Ltd. (Singapore)	5,100	13,417
CBRE Group, Inc. (Class A Stock)*	42,100	1,823,351
City Developments Ltd. (Singapore)	700	6,510
CK Asset Holdings Ltd. (Hong Kong)	5,357	46,698

Daito Trust Construction Co. Ltd. (Japan)	130	26,485
Daiwa House Industry Co. Ltd. (Japan)	1,100	42,182
Deutsche Wohnen SE (Germany) (Bearer Shares)	714	31,142
Global Logistic Properties Ltd. (Singapore)	5,200	13,094
Hang Lung Group Ltd. (Hong Kong)	2,000	7,354
Hang Lung Properties Ltd. (Hong Kong)	4,000	9,744
Henderson Land Development Co. Ltd. (Hong Kong)	2,390	15,714
HFF, Inc. (Class A Stock)	1,600	77,824
Hongkong Land Holdings Ltd. (Hong Kong)	2,500	17,600
Hulic Co. Ltd. (Japan)	700	7,849
Hysan Development Co. Ltd. (Hong Kong)	1,400	7,420
Kerry Properties Ltd. (Hong Kong)	1,500	6,738
LendLease Group (Australia)	1,038	13,196
Mitsubishi Estate Co. Ltd. (Japan)	2,500	43,408
Mitsui Fudosan Co. Ltd. (Japan)	1,800	40,258
New World Development Co. Ltd. (Hong Kong)	11,800	17,686
Nomura Real Estate Holdings, Inc. (Japan)	300	6,703
RMR Group, Inc. (The) (Class A Stock)	2,600	154,180
Sino Land Co. Ltd. (Hong Kong)	5,300	9,376
Sumitomo Realty & Development Co. Ltd. (Japan)	690	22,645
Sun Hung Kai Properties Ltd. (Hong Kong)	2,800	46,617
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	9,252
Swire Properties Ltd. (Hong Kong)	2,600	8,377
Swiss Prime Site AG (Switzerland) (Registered Shares)*	138	12,748
Tokyo Tatemono Co. Ltd. (Japan)	350	4,717
Tokyu Fudosan Holdings Corp. (Japan)	1,000	7,217
UOL Group Ltd. (Singapore)	1,054	6,971
Vonovia SE (Germany)	948	46,971
Wharf Holdings Ltd. (The) (Hong Kong)	2,400	8,276
Wharf Real Estate Investment Co. Ltd. (Hong Kong)*	2,400	15,974
Wheelock & Co. Ltd. (Hong Kong)	1,400	9,980

		2,646,162

Road & Rail — 1.0%
Aurizon Holdings Ltd. (Australia)	3,945	15,201
Central Japan Railway Co. (Japan)	278	49,751
ComfortDelGro Corp. Ltd. (Singapore)	4,300	6,353
Covenant Transportation Group, Inc. (Class A Stock)*	600	17,238
CSX Corp.	14,600	803,146
DSV A/S (Denmark)	375	29,507
East Japan Railway Co. (Japan)	660	64,362
Hankyu Hanshin Holdings, Inc. (Japan)	500	20,084
Keikyu Corp. (Japan)	500	9,594
Keio Corp. (Japan)	220	9,664
Keisei Electric Railway Co. Ltd. (Japan)	250	8,027
Kintetsu Group Holdings Co. Ltd. (Japan)	350	13,395
Kyushu Railway Co. (Japan)	300	9,286
MTR Corp. Ltd. (Hong Kong)	3,000	17,559
Nagoya Railroad Co. Ltd. (Japan)	400	10,073
Nippon Express Co. Ltd. (Japan)	160	10,625
Norfolk Southern Corp.	15,400	2,231,460
Odakyu Electric Railway Co. Ltd. (Japan)	550	11,752
Roadrunner Transportation Systems, Inc.*	3,700	28,527
Tobu Railway Co. Ltd. (Japan)	380	12,264
Tokyu Corp. (Japan)	1,050	16,737
Union Pacific Corp.	17,800	2,386,980
West Japan Railway Co. (Japan)	300	21,886

		5,803,471

Semiconductors & Semiconductor Equipment — 2.7%
Advanced Energy Industries, Inc.*	3,000	202,440
Alpha & Omega Semiconductor Ltd.*	4,100	67,076
Applied Materials, Inc.	54,700	2,796,264
ASM Pacific Technology Ltd. (Hong Kong)	500	6,937
ASML Holding NV (Netherlands)	766	133,175
Broadcom Ltd.	11,600	2,980,040
Cabot Microelectronics Corp.	2,100	197,568
Diodes, Inc.*	3,000	86,010
Disco Corp. (Japan)	60	13,298
Entegris, Inc.	9,100	277,095
FormFactor, Inc.*	3,600	56,340
Infineon Technologies AG (Germany)	2,216	60,351
Intel Corp.	93,400	4,311,344
KLA-Tencor Corp.	3,900	409,773
Maxim Integrated Products, Inc.	1,900	99,332
Micron Technology, Inc.*	3,500	143,920
MKS Instruments, Inc.	2,300	217,350
NVIDIA Corp.	2,600	503,100
NXP Semiconductors NV (Netherlands)*	682	79,855
Renesas Electronics Corp. (Japan)*	1,000	11,598
Rohm Co. Ltd. (Japan)	200	22,032
Semtech Corp.*	1,600	54,720
STMicroelectronics NV (Switzerland)	1,268	27,660
SUMCO Corp. (Japan)	400	10,155
Texas Instruments, Inc.	31,600	3,300,304
Tokyo Electron Ltd. (Japan)	300	54,117

		16,121,854

Software — 3.4%
ACI Worldwide, Inc.*	500	11,335
Activision Blizzard, Inc.	34,200	2,165,544
Adobe Systems, Inc.*	7,400	1,296,776
American Software, Inc. (Class A Stock)	1,600	18,608
ANSYS, Inc.*	3,200	472,288
Aspen Technology, Inc.*	1,600	105,920
CA, Inc.	3,000	99,840
Check Point Software Technologies Ltd. (Israel)*	270	27,977
Dassault Systemes SE (France)	250	26,545
Dell Technologies, Inc. (Class V Stock)*	13,900	1,129,792
Fair Isaac Corp.	530	81,196
Intuit, Inc.	13,300	2,098,474
Konami Holdings Corp. (Japan)	200	10,998
LINE Corp. (Japan)*	100	4,084
Micro Focus International PLC (United Kingdom)	868	29,501
Microsoft Corp.	92,413	7,905,008
MicroStrategy, Inc. (Class A Stock)*	100	13,130
Nexon Co. Ltd. (Japan)*	400	11,600
Nice Ltd. (Israel)	114	10,417
Nintendo Co. Ltd. (Japan)	220	79,221
Oracle Corp. (Japan)	100	8,276
Oracle Corp.	71,400	3,375,792
Progress Software Corp.	4,800	204,336
QAD, Inc. (Class A Stock)	500	19,425
Qualys, Inc.*	1,400	83,090
Rosetta Stone, Inc.*	900	11,223
Sage Group PLC (The) (United Kingdom)	2,085	22,415
SAP SE (Germany)	1,939	216,926

SS&C Technologies Holdings, Inc.	7,000	283,360
TiVo Corp.	300	4,680
Trend Micro, Inc. (Japan)	230	13,019

Ubisoft Entertainment SA (France)*	124	9,527
Varonis Systems, Inc.*	3,900	189,345
Verint Systems, Inc.*	4,400	184,140

		20,223,808

Specialty Retail — 1.0%
ABC-Mart, Inc. (Japan)	100	5,732
Asbury Automotive Group, Inc.*	500	32,000
Burlington Stores, Inc.*	6,400	787,392
Chico’s FAS, Inc.	9,100	80,262
Conn’s, Inc.*	2,600	92,430
Dufry AG (Switzerland) (Registered Shares)*	68	10,094
Fast Retailing Co. Ltd. (Japan)	100	39,761
Five Below, Inc.*	2,800	185,696
Foot Locker, Inc.	4,000	187,520
Gap, Inc. (The)	48,700	1,658,722
Genesco, Inc.*	1,900	61,750
Group 1 Automotive, Inc.	1,900	134,843
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,871	38,699
Hikari Tsushin, Inc. (Japan)	30	4,307
Industria de Diseno Textil SA (Spain)	2,177	75,698
J. Jill, Inc.*	4,300	33,540
Kingfisher PLC (United Kingdom)	4,263	19,465
Nitori Holdings Co. Ltd. (Japan)	150	21,349
Office Depot, Inc.	20,800	73,632
RH*	100	8,621
Ross Stores, Inc.	26,000	2,086,500
Shimamura Co. Ltd. (Japan)	50	5,493
Tailored Brands, Inc.	2,500	54,575
Tilly’s, Inc. (Class A Stock)	9,500	140,220
USS Co. Ltd. (Japan)	400	8,459
Yamada Denki Co. Ltd. (Japan)	1,360	7,490

		5,854,250

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	64,700	10,949,181
Brother Industries Ltd. (Japan)	500	12,290
Canon, Inc. (Japan)	2,050	76,379
FUJIFILM Holdings Corp. (Japan)	850	34,684
HP, Inc.	100,300	2,107,303
Konica Minolta, Inc. (Japan)	900	8,636
NEC Corp. (Japan)	510	13,738
Ricoh Co. Ltd. (Japan)	1,500	13,900
Seiko Epson Corp. (Japan)	600	14,125
Western Digital Corp.	21,400	1,701,942

		14,932,178

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	372	74,396
Asics Corp. (Japan)	300	4,768
Burberry Group PLC (United Kingdom)	853	20,566
Cie Financiere Richemont SA (Switzerland) (Registered Shares)	1,041	94,281
Hermes International (France)	63	33,703
HUGO BOSS AG (Germany)	117	9,928
Kering (France)	148	69,667
Li & Fung Ltd. (Hong Kong)	11,000	6,028
Lululemon Athletica, Inc.*	16,000	1,257,440
Luxottica Group SpA (Italy)	339	20,804
LVMH Moet Hennessy Louis Vuitton SE (France)	550	161,427
Pandora A/S (Denmark)	220	23,914

PVH Corp.	4,700	644,887
Swatch Group AG (The) (Switzerland) (Bearer Shares)	63	25,652
Swatch Group AG (The) (Switzerland) (Registered Shares)	123	9,382
Wolverine World Wide, Inc.	6,600	210,408
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,500	5,890

		2,673,141

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc.*	1,900	71,098
Merchants Bancorp	600	11,808
MGIC Investment Corp.*	17,200	242,692
Radian Group, Inc.	11,500	237,015
United Financial Bancorp, Inc.	1,500	26,460
Walker & Dunlop, Inc.*	2,300	109,250

		698,323

Tobacco — 0.7%
Altria Group, Inc.	48,300	3,449,103
British American Tobacco PLC (United Kingdom)	4,525	305,884
Imperial Brands PLC (United Kingdom)	1,891	80,660
Japan Tobacco, Inc. (Japan)	2,203	70,943
Swedish Match AB (Sweden)	387	15,245

		3,921,835

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	302	15,888
Applied Industrial Technologies, Inc.	3,000	204,300
Ashtead Group PLC (United Kingdom)	967	25,936
Brenntag AG (Germany)	312	19,670
Bunzl PLC (United Kingdom)	672	18,776
Ferguson PLC (Switzerland)	490	35,164
GMS, Inc.*	3,800	143,032
ITOCHU Corp. (Japan)	3,000	55,925
Marubeni Corp. (Japan)	3,200	23,135
MISUMI Group, Inc. (Japan)	600	17,419
Mitsubishi Corp. (Japan)	3,000	82,721
Mitsui & Co. Ltd. (Japan)	3,400	55,160
Rexel SA (France)	666	12,059
Rush Enterprises, Inc. (Class A Stock)*	400	20,324
Sumitomo Corp. (Japan)	2,300	39,012
Toyota Tsusho Corp. (Japan)	450	18,078
Travis Perkins PLC (United Kingdom)	523	11,058
Veritiv Corp.*	4,500	130,050
WESCO International, Inc.*	13,800	940,470

		1,868,177

Transportation Infrastructure — 0.0%
Abertis Infraestructuras SA (Spain)	1,405	31,261
Aena SME SA (Spain), 144A	131	26,512
Aeroports de Paris (France)	57	10,838
Atlantia SpA (Italy)	882	27,806
Auckland International Airport Ltd. (New Zealand)	1,775	8,148
Fraport AG Frankfurt Airport Services Worldwide (Germany)	77	8,458
Getlink SE (France) (Registered Shares)	987	12,694
Hutchison Port Holdings Trust (Hong Kong), UTS	11,700	4,856
Japan Airport Terminal Co. Ltd. (Japan)	100	3,702
Kamigumi Co. Ltd. (Japan)	200	4,420
SATS Ltd. (Singapore)	1,300	5,047
Sydney Airport (Australia)	2,078	11,402

Transurban Group (Australia)	4,095	39,632

		194,776

Water Utilities — 0.0%
Middlesex Water Co.	400	15,964
Severn Trent PLC (United Kingdom)	452	13,171
SJW Group	2,900	185,107
United Utilities Group PLC (United Kingdom)	1,384	15,484

		229,726

Wireless Telecommunication Services — 0.1%
Drillisch AG (Germany)	105	8,660
KDDI Corp. (Japan)	3,600	89,422
Millicom International Cellular SA (Colombia)	146	9,856
NTT DOCOMO, Inc. (Japan)	2,704	63,933
Shenandoah Telecommunications Co.	1,700	57,460
SoftBank Group Corp. (Japan)	1,630	129,048
StarHub Ltd. (Singapore)	1,000	2,128
Tele2 AB (Sweden) (Class B Stock)	718	8,824
Telephone & Data Systems, Inc.	3,300	91,740
Vodafone Group PLC (United Kingdom)	52,466	165,845

		626,916

TOTAL COMMON STOCKS (cost $282,208,104)		374,361,399

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE ETF (cost $771,762)	13,500	949,185

PREFERRED STOCKS — 0.1%
Auto Components — 0.0%
Schaeffler AG (Germany), PRFC	295	5,205

Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany), PRFC	122	10,887
Porsche Automobil Holding SE (Germany), PRFC	310	25,907
Volkswagen AG (Germany), PRFC	366	72,699

		109,493

Banks — 0.0%
Citigroup Capital XIII 7.748%, (Capital security, fixed to floating preferred)	3,000	82,440

Capital Markets — 0.1%
State Street Corp. 5.350%, (Capital Security, fixed to floating preferred)	5,000	135,600

Chemicals — 0.0%
FUCHS PETROLUB SE (Germany), PRFC	151	7,996

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany), PRFC	348	45,955

TOTAL PREFERRED STOCKS (cost $301,778)		386,689

	Units
RIGHTS* — 0.0%
Biotechnology — 0.0%
Dyax Corporation CVR, expiring 12/31/19^	900	2,845

Oil, Gas & Consumable Fuels — 0.0%
Repsol SA, expiring 01/05/18 (Spain)*				2,412	1,097

TOTAL RIGHTS (cost $1,340)					3,942

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 5.5%
Automobiles — 1.7%
Americredit Automobile Receivables Trust, Series 2016-2, Class A2B, 1 Month LIBOR + 0.700%	2.107	%(c)	10/08/19	49	49,487
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B, 1 Month LIBOR + 0.560%	1.967	%(c)	11/08/19	42	41,562
Americredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	200	198,738
Americredit Automobile Receivables Trust, Series 2017-3, Class C	2.690%		06/19/23	170	169,620
Americredit Automobile Receivables Trust, Series 2017-4, Class C	2.600%		09/18/23	300	299,039
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	2.100%		03/20/19	100	100,001
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	300	299,542
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	800	799,167
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	400	399,249
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	215	214,309
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	489	489,245
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	300	299,398
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	600	598,011
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	400	394,222
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%		08/15/28	1,100	1,100,658
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A	2.360%		03/15/29	1,000	990,928
Ford Credit Floorplan Master Owner Trust A, Series 2017-3, Class A	2.480%		09/15/24	700	696,149
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A, 1 Month LIBOR + 0.500%	1.977	%(c)	05/15/20	200	200,257
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A, 1 Month LIBOR + 0.850%	2.327	%(c)	05/17/21	300	302,485
Hertz Vehicle Financing II LP, Series 2016-1A, Class A, 144A	2.320%		03/25/20	400	398,654
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%		01/15/21	30	30,288
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	1,200	1,196,425
Onemain Direct Auto Receivables Trust, Series 2017-2A, Class B, 144A	2.550%		11/14/23	900	899,126

Onemain Direct Auto Receivables Trust, Series 2017-2A, Class C, 144A	2.820%		07/15/24	200	199,525

					10,366,085

Collateralized Loan Obligations — 1.3%
ALM VIII Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A, 3 Month LIBOR + 1.490%	2.849	%(c)	10/15/28	250	250,855
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.430%	2.808	%(c)	04/28/26	300	300,572
Anchorage Capital CLO 8 Ltd. (Cayman Islands), Series 2016-8A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.028	%(c)	07/28/28	500	503,193
Atlas Sr. Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	2.619	%(c)	07/16/29	250	251,731
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.503	%(c)	04/17/25	462	462,658
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.430%	2.793	%(c)	10/20/29	250	252,676
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 144A, 3 Month LIBOR + 1.450%	2.813	%(c)	01/20/29	250	253,618
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1B, 144A, 3 Month LIBOR + 1.230%	2.593	%(c)	04/20/31	250	251,812
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.559	%(c)	07/15/26	250	251,105
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A, 3 Month LIBOR + 1.450%	2.809	%(c)	07/15/26	250	250,197
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A, 3 Month LIBOR + 1.500%	2.863	%(c)	07/20/27	350	351,476
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.716	%(c)	05/15/26	250	250,805
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	2.599	%(c)	10/15/26	250	251,105
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A, 3 Month LIBOR + 1.440%	2.818	%(c)	10/30/27	250	250,596
OZLM XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	2.853	%(c)	01/20/29	750	758,418
Regatta VIII Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.146	%(c)	12/20/28	250	252,379
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.700%	3.063	%(c)	07/20/28	250	251,787
TICP CLO Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A, 3 Month LIBOR + 1.550%	2.909	%(c)	01/15/29	500	504,602
Trinitas CLO Ltd. (Cayman Islands), Series 2016-4A, Class A, 144A, 3 Month LIBOR + 1.750%	3.104	%(c)	04/18/28	500	502,310
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	3.067	%(c)	10/25/28	500	503,322
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.120%	2.479	%(c)	07/15/25	255	256,026
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.013	%(c)	10/20/28	250	251,549

					7,412,792

Consumer Loans — 0.4%
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	223	222,585
Onemain Financial Issuance Trust, Series 2017-1a, Class A2, 144A, 1 Month LIBOR + 0.800%	2.272	%(c)	09/14/32	500	502,635
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	270	271,643
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	800	803,177
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680%		07/15/30	500	495,751

					2,295,791

Credit Cards — 0.7%
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	2.039	%(c)	09/16/24	900	906,975
American Express Credit Account Master Trust, Series 2017-5, Class A, 1 Month LIBOR + 0.380%	1.857	%(c)	02/18/25	300	301,452
Chase Issuance Trust, Series 2017-A2, Class A, 1 Month LIBOR + 0.400%	1.877	%(c)	03/15/24	400	402,305
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	1.893	%(c)	12/07/23	700	706,717
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	2.155	%(c)	04/22/26	500	505,729
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1 Month LIBOR + 0.370%	1.777	%(c)	08/08/24	500	502,025
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%	1.967	%(c)	07/15/24	600	604,594
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.600%	2.077	%(c)	12/15/26	300	303,318

					4,233,115

Equipment — 0.3%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	500	495,863
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 144A	2.410%		11/15/24	300	298,249
MMAF Equipment Finance LLC, Series 2017-B, Class A5, 144A	2.720%		06/15/40	400	397,825
Wells Fargo Dealer Floorplan Master Note Trust, Series 2015-1, Class A, 1 Month LIBOR + 0.500%	2.001	%(c)	01/20/20	300	300,069

					1,492,006

Home Equity Loans — 0.0%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1, 1 Month LIBOR + 1.650%	3.202	%(c)	03/25/33	24	24,172
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1, 1 Month LIBOR + 0.900%	2.452	%(c)	07/25/32	30	30,661
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1, 1 Month LIBOR + 1.275%	2.827	%(c)	09/25/32	56	55,557
RASC Trust, Series 2004-KS2, Class MI1	4.710	%(cc)	03/25/34	22	21,343

					131,733

Other — 0.0%
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	117	116,333

Residential Mortgage-Backed Securities — 0.9%
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A, 1 Month LIBOR + 1.350%	2.902	%(c)	10/25/37	392	394,192
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	4.511	%(c)	12/26/46	688	693,121
Credit Suisse Mortgage Trust, Series 2017-6R, 144A, 1 Month LIBOR + 1.550%^	2.900	%(c)	03/06/47	326	328,413
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.728	%(cc)	07/25/35	50	50,018
CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	2.302	%(c)	03/25/34	203	204,468
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.657	%(cc)	07/25/34	47	46,947
Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 144A	2.750	%(cc)	01/25/61	574	572,955

Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750	%(cc)	06/25/57	1,310	1,304,905
Towd Point Mortgage Trust, Series 2017-5, Class A1, 144A, 1 Month LIBOR + 0.600%	2.152	%(c)	02/25/57	955	956,420
Towd Point Mortgage Trust, Series 2017-6, Class A1, 144A	2.750	%(cc)	10/25/57	800	797,044
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375%		04/25/47	66	66,499
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250%		04/25/59	81	81,306

					5,496,288

Student Loans — 0.2%
Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 144A	2.680%		09/25/42	591	588,816
Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 144A	2.810%		11/25/42	300	297,873
Navient Student Loan Trust, Series 2016-2A, Class A1, 144A, 1 Month LIBOR + 0.750%	2.302	%(c)	06/25/65	78	77,711

					964,400

TOTAL ASSET-BACKED SECURITIES (cost $32,426,377)					32,508,543

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.7%
BANK, Series 2017-BNK4, Class A3	3.362%		05/15/50	1,000	1,020,531
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	100	100,240
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	420	435,638
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	200	199,098
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	600	617,549
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3	3.203%		09/15/50	1,000	1,006,659
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	152	153,438
COMM Mortgage Trust, Series 2013-CR8, Class A4	3.334%		06/10/46	600	615,240
COMM Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	377	379,095
COMM Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	400	414,051
COMM Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300	302,306
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	700	719,693
COMM Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	700	719,842
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	800	806,601
CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3	3.127%		06/15/50	800	798,010
Deutsche Bank JPMorgan Chase Mortgage Trust, Series 2016-C1, Class A3A	3.015%		05/10/49	800	797,329
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513	%(cc)	12/25/23	375	392,551
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092	%(cc)	04/25/27	800	810,313
Fannie Mae-Aces, Series 2015-M17, Class A2	2.939	%(cc)	11/25/25	500	506,543
Fannie Mae-Aces, Series 2017-M1, Class A2	2.417	%(cc)	10/25/26	300	290,046
Fannie Mae-Aces, Series 2017-M4, Class A2	2.597	%(cc)	12/25/26	1,750	1,714,950
Fannie Mae-Aces, Series 2017-M8, Class A2	3.061	%(cc)	05/25/27	1,250	1,264,791
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.426	%(cc)	05/25/22	2,764	141,725
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.465	%(cc)	06/25/22	836	45,060
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.870	%(cc)	10/25/22	1,421	48,738

FHLMC Multifamily Structured Pass-Through Certificates, Series K030, Class A2	3.250	%(cc)	04/25/23	300	311,050
FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2	3.010%		07/25/25	1,000	1,018,309
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.368	%(cc)	03/25/26	2,322	214,206
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class AM	3.327	%(cc)	03/25/27	900	924,064
FHLMC Multifamily Structured Pass-Through Certificates, Series K068, Class AM	3.315%		08/25/27	900	923,368
FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2	3.187	%(cc)	09/25/27	750	769,070
FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class AM	3.248%		09/25/27	150	153,057
FHLMC Multifamily Structured Pass-Through Certificates, Series K070, Class A2	3.303	%(cc)	11/25/27	525	543,057
FHLMC Multifamily Structured Pass-Through Certificates, Series K070, Class AM	3.364	%(cc)	12/25/27	225	231,992
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.733	%(cc)	05/25/19	2,238	39,602
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.683	%(cc)	07/25/19	2,319	42,355
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161	%(cc)	05/25/25	300	306,387
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	400	403,274
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	110	110,870
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	200	199,410
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	310	312,999
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	457	459,803
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	176	176,144
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class ASB	3.241%		09/15/50	400	406,054
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	199	200,158
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	600	617,655
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4	3.372%		10/15/48	700	716,628
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3	3.058%		05/15/49	800	800,042
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%		08/15/49	1,300	1,245,750
UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB	3.264%		08/15/50	500	508,223
UBS Commercial Mortgage Trust, Series 2017-C5, Class A4	3.212%		11/15/50	1,000	1,008,396
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	200	200,604
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	490	493,202
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	200	201,441

Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A3	3.162%	03/15/59	900	905,279
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%	07/15/58	800	825,123
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A3	2.834%	06/15/49	800	786,671
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%	07/15/48	1,200	1,165,593
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%	11/15/49	1,500	1,455,321
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4	3.190%	07/15/50	700	701,838

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $33,812,770)				33,677,032

CORPORATE BONDS — 9.5%
Agriculture — 0.2%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222%	08/15/24	570	569,978
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%	06/15/19	110	119,160
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	245	244,968
Reynolds American, Inc. (United Kingdom), Gtd. Notes	8.125%	06/23/19	50	54,083

				988,189

Airlines — 0.1%
American Airlines, Pass Through Trust, Pass-Through Certificates, Series 2016-1, Class AA	3.575%	07/15/29	200	203,452
Continental Airlines, Pass Through Trust, Pass-Through Certificates , Series 2009-2, Class A	7.250%	05/10/21	82	88,312
Continental Airlines, Pass Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%	12/15/22	4	4,446
Continental Airlines, Pass Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%	04/29/26	92	95,589
Delta Air Lines, Pass Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%	02/10/24	53	60,595
Delta Air Lines, Pass Through Trust, Pass-Through Certificates, Series 2007-1, Class A, Sr. Unsec’d. Notes	2.875%	03/13/20	205	206,189
Delta Air Lines, Pass Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%	10/15/20	105	108,121
United Airlines, Pass Through Trust, Pass-Through Certificates, Series 2014-1, Class A	4.000%	10/11/27	77	81,079

				847,783

Auto Manufacturers — 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%	01/15/43	175	177,473
Ford Motor Co., Sr. Unsec’d. Notes	5.291%	12/08/46	425	462,489
General Motors Co., Sr. Unsec’d. Notes	4.875%	10/02/23	155	167,737
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43	135	159,903
General Motors Co., Sr. Unsec’d. Notes	6.600%	04/01/36	80	97,471
General Motors Financial Co., Inc, Gtd. Notes	3.950%	04/13/24	500	514,745
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850%	01/15/21	565	568,446

				2,148,264

Banks — 2.4%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625%	04/28/21	230	232,385
Bank of America Corp., Jr. Sub. Notes	8.125%	12/31/49	380	387,600

Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%	01/11/23	250	255,750
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.593%	07/21/28	160	162,633
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.100%	07/24/23	130	138,054
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	620	659,404
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	01/20/48	470	529,670
Bank of America Corp., Sr. Unsec’d. Notes, 144A	3.004%	12/20/23	286	286,734
Bank of America Corp., Sub. Notes, MTN	4.450%	03/03/26	365	389,602
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.200%	08/16/23	720	697,831
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	01/12/26	200	208,044
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%	01/10/47	200	221,933
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.950%	05/23/22	275	275,598
Citigroup, Inc., Jr. Sub. Notes	5.950%	12/31/49	280	292,600
Citigroup, Inc., Jr. Sub. Notes	6.125%	12/31/49	150	159,563
Citigroup, Inc., Jr. Sub. Notes	6.250%	12/31/49	105	115,815
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%	01/12/26	200	205,902
Citigroup, Inc., Sr. Unsec’d. Notes	4.281%	04/24/48	130	141,141
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39	200	319,785
Citigroup, Inc., Sub. Notes	4.400%	06/10/25	540	569,989
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	195	206,447
Citigroup, Inc., Sub. Notes	4.750%	05/18/46	55	60,629
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%	05/12/21	220	222,029
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, 144A, MTN	2.125%	09/01/22	200	195,453
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%	09/15/21	250	244,166
Discover Bank, Sr. Unsec’d. Notes	4.250%	03/13/26	315	328,528
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	12/31/49	265	272,950
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%	02/25/26	50	51,305
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	410	420,929
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%	07/08/44	400	456,222
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%	01/24/22	250	277,208
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%	10/01/37	275	368,127
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600%	08/02/18	195	195,574
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	12/31/49	300	303,750
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	210	206,271
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	750	749,598
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%	05/01/28	280	284,857
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.032%	07/24/48	365	380,654
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	90	93,881
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%	01/13/20	195	207,732
Morgan Stanley, Jr. Sub. Notes	5.450%	12/31/49	125	128,313
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%	02/25/23	45	46,636
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%	01/27/26	370	385,676
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%	07/22/38	90	93,194
Morgan Stanley, Sr. Unsec’d. Notes	4.375%	01/22/47	545	597,419
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	07/28/21	60	65,630
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	285	300,337
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%	07/24/42	120	166,842
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN (original cost $259,277; purchased 09/09/15)(f)	1.875%	09/17/18	260	259,833
State Street Corp., Jr. Sub. Notes	5.250%	12/31/49	190	199,272
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/10/19	250	250,562

				14,270,057

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	190	212,448
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%	01/17/43	120	121,040
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	50	57,949

				391,437

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	374	418,321
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%	03/01/47	10	10,637
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44	20	23,206

				452,164

Building Materials — 0.1%
Griffon Corp., Gtd. Notes	5.250%	03/01/22	65	65,650
Owens Corning, Gtd. Notes	4.200%	12/15/22	90	94,370
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375%	11/15/24	120	125,436

				285,456

Chemicals — 0.1%
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	90	88,875
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	10	10,932
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	67	114,527
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	55	59,898
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	60	64,648
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	100	124,347

				463,227

Commercial Services — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%	11/01/23	820	797,924
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000%	10/15/37	20	26,745
President & Fellows of Harvard College, Unsec’d. Notes	3.300%	07/15/56	270	264,305
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	65	69,550

				1,158,524

Computers — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	2.850%	05/11/24	1,045	1,049,681
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	330	336,786
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	145	146,817
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	90	90,434
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	90	91,305

				1,715,023

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	150	152,374
Bear Stearns Cos. LLC (The), Gtd. Notes	7.250%	02/01/18	220	220,879
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750%	11/02/27	250	249,323
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%	11/15/20	500	497,695
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	65	76,673
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	5.250%	02/06/12	345	15,870
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875%	05/02/18	100	4,680
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	90	92,295
Private Export Funding Corp., Gov’t. Gtd. Notes	2.450%	07/15/24	65	64,696

				1,374,485

Electric — 1.0%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	115	153,266

Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%	04/01/36	117	156,373
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	150	150,409
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtg.	2.400%	09/01/26	170	161,647
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtg.	6.950%	03/15/33	120	166,970
Commonwealth Edison Co., First Mortgage	3.750%	08/15/47	530	550,746
Dominion Energy, Inc., Jr. Sub. Notes	4.104%	04/01/21	400	416,260
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	200	222,000
DTE Electric Co., Genl Rfe. Mtg.	3.750%	08/15/47	505	525,349
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	55	74,536
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	210	201,215
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	135	163,025
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875%	05/25/22	500	498,641
Eversource Energy, Sr. Unsec’d. Notes	4.500%	11/15/19	90	93,217
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	50	59,391
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	60	77,303
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	30	38,003
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	280	296,802
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	100	103,808
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	120	130,649
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	1,020	1,039,448
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	35	38,997
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	55	56,145
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	125	162,975
Southwestern Public Service Co., First Mortgage	3.700%	08/15/47	250	255,821
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	200	200,739
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	105	119,270

				6,113,005

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26	200	204,500

Foods — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	220	211,702
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	60	59,433
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	100	109,177
Kroger Co. (The), Sr. Unsec’d. Notes	4.450%	02/01/47	55	54,917

				435,229

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400%	11/01/20	40	43,141
International Paper Co., Sr. Unsec’d. Notes	4.350%	08/15/48	160	167,046
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	30	37,550
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	175	246,522

				494,259

Gas — 0.1%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100%	09/01/47	200	210,146
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	10	11,204
NiSource Finance Corp., Gtd. Notes	3.490%	05/15/27	445	452,940
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	40	45,280

				719,570

Healthcare-Products — 0.3%
Abbott Laboratories, Sr. Unsec’d. Notes	2.000%	09/15/18	605	604,868
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	465	470,383
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.700%	06/06/27	720	725,551
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24	65	66,573

Medtronic, Inc., Gtd. Notes	4.375%		03/15/35	174	196,153

					2,063,528

Healthcare-Services — 0.3%
Anthem, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	45	49,028
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	30	32,896
Ascension Health, Sr. Unsec’d. Notes	3.945%		11/15/46	245	259,058
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920%		06/01/47	95	99,386
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	75	77,250
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19	55	56,169
HCA, Inc., Sr. Sec’d. Notes	4.750%		05/01/23	200	206,000
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	100	105,750
Kaiser Foundation Hospitals, Gtd. Notes	4.150%		05/01/47	140	151,276
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	20	20,391
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600%		09/01/27	200	200,489
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	2.746%		10/01/26	50	48,436
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		07/15/35	60	69,875
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	80	113,640
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.875%		02/15/38	95	137,790

					1,627,434

Housewares — 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	100	104,441

Insurance — 0.3%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	80	85,290
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	125	134,638
AXIS Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	160	171,244
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	100	101,131
Chubb Corp. (The), Gtd. Notes, 3 Month LIBOR + 2.250%	3.609	%(c)	03/29/67	210	208,425
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	15	16,936
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		01/15/19	90	93,251
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.000%		03/15/34	180	236,241
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	110	141,786
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	22	24,021
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	25	28,061
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	110	159,026
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	60	80,552
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	105	113,025
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	15	16,708
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%		05/15/47	240	253,810
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	22	31,083
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	50	53,827
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	90	95,074

					2,044,129

Lodging — 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%		06/15/26	455	447,561
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	130	132,386
Marriott International, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	500	508,730

Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	60	60,019

				1,148,696

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	160	172,565

Media — 0.4%
21st Century Fox America, Inc., Gtd. Notes	7.625%	11/30/28	125	166,858
AMC Networks, Inc., Gtd. Notes	5.000%	04/01/24	215	217,688
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%	05/01/25	120	123,638
Charter Communications Operating LLC / Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	110	128,439
Charter Communications Operating LLC / Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	172	200,540
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	5.375%	05/01/47	20	20,507
Comcast Corp., Gtd. Notes	3.969%	11/01/47	94	97,109
Comcast Corp., Gtd. Notes	6.450%	03/15/37	35	47,226
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%	08/15/24	520	512,140
Discovery Communications LLC, Gtd. Notes	5.000%	09/20/37	25	25,902
Discovery Communications LLC, Gtd. Notes	5.200%	09/20/47	100	104,372
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41	140	145,920
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27	180	179,830
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	65	63,502
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	150	157,875

				2,191,546

Mining — 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	280	351,616
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	35	42,912
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	10/19/75	65	70,362
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21	110	112,417
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	10	12,078
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%	07/27/35	95	129,108

				718,493

Miscellaneous Manufacturing — 0.1%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	160	163,600
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%	08/07/19	172	182,250
General Electric Co., Sub. Notes, MTN	5.300%	02/11/21	100	107,979

				453,829

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	180	179,368
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	355	347,148
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	70	69,220
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%	10/26/22	150	147,800
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%	02/11/20	100	104,197

				847,733

Oil & Gas — 0.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	200	244,962

BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%	10/01/20	70	74,069
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400%	06/15/47	163	171,530
Concho Resources, Inc., Gtd. Notes	4.875%	10/01/47	35	38,060
ConocoPhillips Co., Gtd. Notes	4.950%	03/15/26	225	255,392
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950%	04/15/29	150	197,011
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	15	16,733
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	35	41,254
Devon Financing Co. LLC, Gtd. Notes	7.875%	09/30/31	200	274,561
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/34	340	420,146
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	02/01/38	50	63,097
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%	04/01/35	120	122,481
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	240	252,636
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	110	104,775
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	310	328,910
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	170	174,845
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	230	260,763
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%	03/13/22	70	74,200
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, MTN	6.750%	09/21/47	415	433,198
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	5.300%	01/20/27	200	209,260
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	200	198,945
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21	127	132,017

				4,088,845

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	345	362,540

Packaging & Containers — 0.1%
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	95	102,446
WestRock RKT Co., Gtd. Notes	4.000%	03/01/23	550	569,941

				672,387

Pharmaceuticals — 0.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	05/14/26	170	169,498
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	145	149,071
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	235	258,110
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	115	117,075
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	265	280,414
Eli Lilly & Co., Sr. Unsec’d. Notes	3.100%	05/15/27	170	172,557
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26	680	721,621

				1,868,346

Pipelines — 0.2%
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26	20	20,479
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	185	201,380
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47	20	21,948
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	205	243,521
ONEOK, Inc., Gtd. Notes	4.950%	07/13/47	50	52,019
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	360	356,803
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375%	10/15/26	165	163,061
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	220	233,392

				1,292,603

Real Estate Investment Trusts (REITs) — 0.0%
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	30	30,792
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26	160	167,500

				198,292

Retail — 0.2%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	105	120,340
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	35	40,727
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43	110	121,155
L Brands, Inc., Gtd. Notes	6.625%	04/01/21	225	246,375
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	21	27,108
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	45	45,284
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	320	333,564
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	170	169,150
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	60	62,554

				1,166,257

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27	345	339,496
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	200	206,500

				545,996

Software — 0.2%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	200	201,214
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	151	155,149
Microsoft Corp., Sr. Unsec’d. Notes	4.000%	02/12/55	80	85,586
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	240	284,190
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	145	161,145

				887,284

Telecommunications — 0.2%
AT&T, Inc., Sr. Unsec’d. Notes	4.900%	08/14/37	100	101,260
AT&T, Inc., Sr. Unsec’d. Notes	5.300%	08/14/58	115	115,377
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	320	314,608
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	200	207,514
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	60	63,457
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	4	4,221
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125%	12/15/30	50	74,703
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	258	259,424
Telefonos de Mexico SAB de CV (Mexico), Gtd. Notes	5.500%	11/15/19	40	42,258
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	185	194,034

				1,376,856

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	100	112,689
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	135	176,514
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	170	223,059
Norfolk Southern Corp., Sr. Unsec’d. Notes	2.903%	02/15/23	97	97,467
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	20	22,938

				632,667

TOTAL CORPORATE BONDS (cost $54,283,324)				56,525,639

MUNICIPAL BONDS — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Auth. Rev., Taxable BP Settlement, Ser. B (Pre-refunded date 09/15/32)	4.263%	09/15/32	35	37,677

California — 0.1%
Bay Area Toll Authority, Taxable, Revenue Bonds, BABs (Pre-refunded date 04/01/49)	6.263%	04/01/49	220	325,010
California Educational Facilities Authority, Stanford Univ., Revenue Bonds, Ser. U-7 (Pre-refunded date 06/01/46)	5.000%	06/01/46	100	140,454
State of California, GO, BABs (Pre-refunded date 10/01/39)	7.300%	10/01/39	210	313,291
State of California, Tax. Var. Purp., GO, BABs (Pre-refunded date 04/01/34)	7.500%	04/01/34	15	22,212

				800,967

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, Ser. B, BABs (Pre-refunded date 01/01/40)	6.395%	01/01/40	160	223,325
State of Illinois, GO, Ser. D (Pre-refunded date 11/01/22)	5.000%	11/01/22	500	535,090

				758,415

New Jersey — 0.1%
New Jersey State Turnpike Authority, Tax. Issuer Subs., Revenue Bonds, Ser. F, BABs (Pre-refunded date 01/01/40)	7.414%	01/01/40	165	254,681

New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue, Tax. Future, Tax. Sec’d. Rev., Ser. C-2, BABs (Pre-refunded date 08/01/36)	5.767%	08/01/36	190	238,537

Ohio — 0.0%
Ohio State University (The), Revenue Bonds, Taxable, Ser. C, BABs (Pre-refunded date 06/01/40)	4.910%	06/01/40	65	78,743
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld. Fd. B-2 Wtr. Quality, BABs (Pre-refunded date 12/01/34)	4.879%	12/01/34	45	51,856

				130,599

Oregon — 0.0%
Oregon State Department of Transportation Highway, Revenue Bonds, Taxable, BABs (Pre-refunded date 11/15/34)	5.834%	11/15/34	70	90,153

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission, Ser. B, BABs (Pre-refunded date 12/01/45)	5.511%	12/01/45	80	104,643

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Taxable Sub. B, Direct Pay, Revenue Bonds, BABs (Pre-refunded date 07/01/43)	6.731%	07/01/43	160	220,872

Texas — 0.1%
University of Texas System (The), Revenue Bonds, Ser. F, Rfdg. (Pre-refunded date 08/15/47)	5.000%	08/15/47	230	315,935

Virginia — 0.0%
University of Virginia, Revenue Bonds, Taxable, Ser. C (Pre-refunded date 09/11/2117)	4.179%	09/01/2117	80	83,426

TOTAL MUNICIPAL BONDS (cost $2,479,024)				3,035,905

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.4%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	16		16,110
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	167		156,419
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	3.456	%(cc)	02/25/35	29		28,752
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	3.632	%(cc)	03/25/35	32		30,769
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A, 1 Month LIBOR + 2.150%	3.714	%(c)	10/25/28	199		199,377
Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%	3.252	%(c)	10/25/27	164		164,709
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	3.664	%(cc)	02/25/37	79		79,618
CIM Trust, Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.361	%(c)	12/25/57	322		325,527
CIM Trust, Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.361	%(c)	01/25/57	681		695,569
CIM Trust, Series 2017-6, Class A1, 144A	3.015	%(cc)	06/25/57	312		308,605
CIM Trust, Series 2017-8, Class A1, 144A^	3.000	%(cc)	12/25/65	638		638,653
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%	3.702	%(c)	09/25/28	83		84,150
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%	3.752	%(c)	10/25/28	86		87,073
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.002	%(c)	01/25/29	154		155,814
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 Month LIBOR + 0.900%	2.452	%(c)	10/25/27	152		152,223
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1, 1 Month LIBOR + 1.450%	3.002	%(c)	07/25/28	76		75,930
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%	2.852	%(c)	04/25/29	290		293,802
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%	2.752	%(c)	07/25/29	455		460,609
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%	2.302	%(c)	03/25/30	985		988,446
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.728	%(cc)	07/25/35	41		41,732
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.361	%(c)	04/01/22	293		292,892
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A, 1 Month LIBOR + 2.000%	3.361	%(c)	05/01/22	1,029		1,027,889
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.361	%(c)	05/01/22	915		914,870
LSTAR Securities Investment Ltd., Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%^	3.111	%(c)	09/01/22	244		244,485
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.011	%(c)	11/01/22	296		296,183
MASTR Alternative Loan Trust, Series 2003-8, Class 4A1	7.000%		12/25/33	—	(r)	73
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	9		9,469
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 144A, 1 Month LIBOR + 0.850%	2.282	%(c)	07/10/19	410		410,030
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.473	%(cc)	02/25/34	51		51,055
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	7		7,342

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $8,197,834)						8,238,175

SOVEREIGN BONDS — 1.1%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	685		669,766
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A, EMTN	1.125%		08/03/19	200		197,038

Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21		200	210,900
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20		100	105,385
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19		90	91,931
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		280	310,822
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		120	187,986
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.350%	01/11/48		295	299,287
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.750%	01/08/26		200	217,268
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	2.150%	07/18/24	EUR	315	396,131
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	350	474,014
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%	07/21/20		200	198,472
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%	11/16/20		200	198,300
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%	02/24/20		200	199,132
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.000%	09/08/20		200	197,308
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%	10/25/23		200	192,111
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.625%	04/20/22		400	397,684
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%	10/02/23		76	79,534
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%	03/17/23		160	162,679
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%	06/22/26		100	94,069
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%	05/18/22		120	118,723
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%	04/12/27		290	287,600
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140%	02/27/26		135	170,210
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.375%	10/26/21		205	199,969
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.875%	03/04/23		285	280,161
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%	03/10/21		380	373,941
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%	06/08/22		200	197,913
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20		190	204,976
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%	06/18/50		100	111,000

TOTAL SOVEREIGN BONDS (cost $6,748,484)					6,824,310

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.8%
Federal Home Loan Banks	5.500%	07/15/36		135	185,151
Federal Home Loan Mortgage Corp.	3.000%	07/01/43		425	427,040
Federal Home Loan Mortgage Corp.	4.000%	02/01/41		428	449,872
Federal Home Loan Mortgage Corp.	1.375%	08/15/19		230	228,026
Federal Home Loan Mortgage Corp.	1.625%	09/29/20		60	59,315

Federal Home Loan Mortgage Corp.	3.000%	06/01/29	274	278,988
Federal Home Loan Mortgage Corp.	3.000%	01/01/37	204	206,754
Federal Home Loan Mortgage Corp.	3.500%	TBA	3,000	3,080,782
Federal Home Loan Mortgage Corp.	3.500%	08/01/26	249	258,358
Federal Home Loan Mortgage Corp.	4.000%	TBA	1,250	1,307,129
Federal Home Loan Mortgage Corp.	4.000%	06/01/26	90	93,852
Federal Home Loan Mortgage Corp.	4.000%	09/01/26	73	76,531
Federal Home Loan Mortgage Corp.	4.000%	11/01/39	275	288,434
Federal Home Loan Mortgage Corp.	4.000%	04/01/42	378	396,291
Federal Home Loan Mortgage Corp.	4.500%	10/01/39	244	260,713
Federal Home Loan Mortgage Corp.	4.500%	10/01/46	471	500,749
Federal Home Loan Mortgage Corp.	5.000%	07/01/18	3	3,407
Federal Home Loan Mortgage Corp.	5.000%	07/01/19	13	13,200
Federal Home Loan Mortgage Corp.	5.000%	01/01/21	16	16,679
Federal Home Loan Mortgage Corp.	5.000%	04/01/34	19	20,705
Federal Home Loan Mortgage Corp.	5.000%	05/01/34	39	42,675
Federal Home Loan Mortgage Corp.	5.000%	10/01/35	56	60,421
Federal Home Loan Mortgage Corp.	5.500%	12/01/33	37	41,740
Federal Home Loan Mortgage Corp.	5.500%	05/01/34	19	21,535
Federal Home Loan Mortgage Corp.	5.500%	07/01/34	85	93,686
Federal Home Loan Mortgage Corp.	5.500%	05/01/37	14	15,908
Federal Home Loan Mortgage Corp.	5.500%	10/01/37	30	32,695
Federal Home Loan Mortgage Corp.	6.000%	01/01/34	47	52,744
Federal Home Loan Mortgage Corp.	7.000%	10/01/31	1	875
Federal Home Loan Mortgage Corp.	7.000%	05/01/32	20	22,281
Federal National Mortgage Assoc.	2.500%	04/01/28	891	895,452
Federal National Mortgage Assoc.	2.500%	10/01/46	496	478,850
Federal National Mortgage Assoc.	3.000%	08/01/30	1,132	1,155,501
Federal National Mortgage Assoc.	3.000%	02/01/31	379	386,489
Federal National Mortgage Assoc.	3.000%	01/01/43	1,343	1,349,886
Federal National Mortgage Assoc.	3.500%	08/01/42	359	370,567
Federal National Mortgage Assoc.	3.500%	06/01/43	471	485,436
Federal National Mortgage Assoc.	3.500%	06/01/45	1,444	1,483,088
Federal National Mortgage Assoc.	4.500%	02/01/44	250	268,471
Federal National Mortgage Assoc.	4.500%	08/01/44	476	506,881
Federal National Mortgage Assoc.	1.875%	09/24/26	75	70,698
Federal National Mortgage Assoc.	2.000%	08/01/31	354	344,768
Federal National Mortgage Assoc.	3.000%	TBA	2,000	2,000,000
Federal National Mortgage Assoc.	3.000%	TBA	500	499,346
Federal National Mortgage Assoc.	3.000%	TBA	1,000	1,017,520
Federal National Mortgage Assoc.	3.000%	11/01/36	449	455,742
Federal National Mortgage Assoc.	3.000%	10/01/42	266	267,922
Federal National Mortgage Assoc.	3.000%	12/01/42	427	429,712
Federal National Mortgage Assoc.	3.000%	12/01/42	311	312,242
Federal National Mortgage Assoc.	3.000%	07/01/43	721	725,158
Federal National Mortgage Assoc.	3.500%	TBA	1,500	1,540,078
Federal National Mortgage Assoc.	3.500%	TBA	1,500	1,537,676
Federal National Mortgage Assoc.	3.500%	06/01/39	173	178,074
Federal National Mortgage Assoc.	3.500%	05/01/42	1,699	1,753,819
Federal National Mortgage Assoc.	3.500%	08/01/42	449	463,428
Federal National Mortgage Assoc.	3.500%	04/01/43	746	769,951
Federal National Mortgage Assoc.	3.500%	04/01/43	397	409,554
Federal National Mortgage Assoc.	4.000%	TBA	500	522,869
Federal National Mortgage Assoc.	4.000%	09/01/40	761	799,311
Federal National Mortgage Assoc.	4.000%	04/01/42	1,028	1,079,554
Federal National Mortgage Assoc.	4.000%	12/01/46	493	516,228
Federal National Mortgage Assoc.	4.500%	07/01/19	12	12,448
Federal National Mortgage Assoc.	4.500%	10/01/33	42	44,907
Federal National Mortgage Assoc.	4.500%	03/01/34	29	30,713

Federal National Mortgage Assoc.	4.500%	09/01/39	205	218,436
Federal National Mortgage Assoc.	4.500%	08/01/40	163	174,006
Federal National Mortgage Assoc.	4.500%	01/01/45	461	490,890
Federal National Mortgage Assoc.	5.000%	TBA	2,000	2,149,570
Federal National Mortgage Assoc.	5.000%	10/01/18	5	4,747
Federal National Mortgage Assoc.	5.000%	07/01/35	38	41,448
Federal National Mortgage Assoc.	5.000%	02/01/36	84	91,005
Federal National Mortgage Assoc.	5.500%	06/01/33	15	16,652
Federal National Mortgage Assoc.	5.500%	08/01/33	23	25,525
Federal National Mortgage Assoc.	5.500%	09/01/33	52	57,322
Federal National Mortgage Assoc.	5.500%	09/01/33	82	91,030
Federal National Mortgage Assoc.	5.500%	01/01/34	35	38,987
Federal National Mortgage Assoc.	5.500%	01/01/34	45	50,021
Federal National Mortgage Assoc.	5.500%	07/01/34	59	65,813
Federal National Mortgage Assoc.	6.000%	09/01/21	3	2,946
Federal National Mortgage Assoc.	6.000%	11/01/33	48	53,131
Federal National Mortgage Assoc.	6.000%	01/01/34	12	14,051
Federal National Mortgage Assoc.	6.000%	01/01/34	146	164,763
Federal National Mortgage Assoc.	6.000%	02/01/34	17	18,996
Federal National Mortgage Assoc.	6.000%	02/01/34	8	8,591
Federal National Mortgage Assoc.	6.000%	10/01/34	6	6,641
Federal National Mortgage Assoc.	6.000%	10/01/34	5	5,791
Federal National Mortgage Assoc.	6.000%	11/01/34	92	104,145
Federal National Mortgage Assoc.	6.000%	11/01/34	29	32,200
Federal National Mortgage Assoc.	6.000%	11/01/34	11	12,754
Federal National Mortgage Assoc.	6.000%	01/01/35	23	26,013
Federal National Mortgage Assoc.	6.000%	01/01/35	77	86,074
Federal National Mortgage Assoc.	6.000%	02/01/35	76	87,611
Federal National Mortgage Assoc.	6.000%	08/01/36	39	44,245
Federal National Mortgage Assoc.	6.000%	08/01/38	8	8,756
Federal National Mortgage Assoc.	6.250%	05/15/29	70	93,584
Federal National Mortgage Assoc.	6.500%	05/01/24	15	16,300
Federal National Mortgage Assoc.	6.500%	07/01/29	19	20,600
Federal National Mortgage Assoc.	6.500%	07/01/32	20	21,940
Federal National Mortgage Assoc.	6.500%	09/01/32	5	5,449
Federal National Mortgage Assoc.	6.500%	04/01/33	17	19,670
Federal National Mortgage Assoc.	6.500%	01/01/34	30	33,465
Federal National Mortgage Assoc.	6.500%	01/01/34	14	15,141
Federal National Mortgage Assoc.	6.500%	10/01/36	34	37,868
Federal National Mortgage Assoc.	6.500%	09/01/37	95	105,940
Federal National Mortgage Assoc.	6.500%	10/01/37	84	93,376
Federal National Mortgage Assoc.(k)	6.625%	11/15/30	145	203,914
Federal National Mortgage Assoc.	7.000%	06/01/32	19	21,296
Federal National Mortgage Assoc.(k)	7.125%	01/15/30	380	547,411
Federal National Mortgage Assoc.	7.500%	09/01/30	1	1,585
Federal National Mortgage Assoc.	8.000%	12/01/23	2	1,900
Federal National Mortgage Assoc.	8.500%	02/01/28	3	3,808
Government National Mortgage Assoc.	4.500%	11/20/46	842	884,609
Government National Mortgage Assoc.	2.500%	12/20/46	140	137,215
Government National Mortgage Assoc.	3.000%	09/20/43	320	324,426
Government National Mortgage Assoc.	3.000%	01/20/44	98	99,552
Government National Mortgage Assoc.	3.000%	03/15/45	324	327,184
Government National Mortgage Assoc.	3.000%	05/20/45	466	470,824
Government National Mortgage Assoc.	3.000%	06/20/46	665	671,323
Government National Mortgage Assoc.	3.000%	12/20/46	470	474,905
Government National Mortgage Assoc.	3.000%	01/20/47	934	943,002
Government National Mortgage Assoc.	3.000%	03/20/47	467	471,626
Government National Mortgage Assoc.	3.500%	TBA	1,250	1,292,188

Government National Mortgage Assoc.	3.500%	11/20/41	430	446,676
Government National Mortgage Assoc.	3.500%	12/20/42	432	448,953

Government National Mortgage Assoc.	3.500%		03/20/45	312	322,786
Government National Mortgage Assoc.	3.500%		04/20/45	352	364,874
Government National Mortgage Assoc.	3.500%		07/20/46	2,144	2,218,149
Government National Mortgage Assoc.	4.000%		TBA	1,500	1,563,633
Government National Mortgage Assoc.	4.000%		12/20/42	873	917,928
Government National Mortgage Assoc.	4.000%		11/20/45	506	530,245
Government National Mortgage Assoc.	4.000%		10/20/46	136	141,486
Government National Mortgage Assoc.	4.000%		11/20/46	185	193,207
Government National Mortgage Assoc.	4.500%		06/20/41	377	400,021
Government National Mortgage Assoc.	4.500%		06/20/45	277	292,371
Government National Mortgage Assoc.	5.000%		10/20/37	23	24,419
Government National Mortgage Assoc.	5.000%		04/20/45	163	174,991
Government National Mortgage Assoc.	5.500%		07/15/33	33	36,311
Government National Mortgage Assoc.	5.500%		12/15/33	23	25,118
Government National Mortgage Assoc.	5.500%		09/15/34	113	124,224
Government National Mortgage Assoc.	5.500%		01/15/36	74	82,487
Government National Mortgage Assoc.	5.500%		02/15/36	135	148,290
Government National Mortgage Assoc.	6.500%		09/15/23	13	14,892
Government National Mortgage Assoc.	6.500%		10/15/23	4	4,717
Government National Mortgage Assoc.	6.500%		11/15/23	18	20,452
Government National Mortgage Assoc.	6.500%		12/15/23	4	4,960
Government National Mortgage Assoc.	6.500%		12/15/23	1	1,329
Government National Mortgage Assoc.	6.500%		12/15/23	8	9,038
Government National Mortgage Assoc.	6.500%		04/15/24	54	60,017
Government National Mortgage Assoc.	6.500%		07/15/32	3	3,363
Government National Mortgage Assoc.	6.500%		08/15/32	1	857
Government National Mortgage Assoc.	6.500%		08/15/32	1	630
Government National Mortgage Assoc.	6.500%		08/15/32	2	1,943
Government National Mortgage Assoc.	6.500%		08/15/32	15	17,050
Government National Mortgage Assoc.	7.000%		06/15/24	16	17,535
Government National Mortgage Assoc.	7.000%		05/15/31	8	9,526
Government National Mortgage Assoc.	7.500%		04/15/29	1	712
Government National Mortgage Assoc.	7.500%		12/15/29	3	3,295
Government National Mortgage Assoc.	8.000%		08/15/22	1	1,092
Government National Mortgage Assoc.	8.000%		12/15/22	8	8,231
Government National Mortgage Assoc.	8.000%		12/15/22	4	4,191
Government National Mortgage Assoc.	8.000%		06/15/25	23	24,860
Hashemite Kingdom of Jordan Government AID Bond, Gov’t. Gtd. Notes	3.000%		06/30/25	315	324,177
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	90	129,760

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $52,220,825)					52,349,932

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/22	492	488,462
U.S. Treasury Notes	1.000%		09/15/18	25	24,879
U.S. Treasury Notes	1.250%		12/31/18	5	4,972
U.S. Treasury Notes	1.500%		01/31/19	55	54,798
U.S. Treasury Notes(k)	1.625%		04/30/23	1,230	1,192,475
U.S. Treasury Notes	1.875%		12/31/19	70	69,978
U.S. Treasury Notes	2.000%		11/30/22	800	792,719
U.S. Treasury Notes	2.000%		06/30/24	2,030	1,991,145
U.S. Treasury Notes	2.125%		12/31/22	970	965,984
U.S. Treasury Notes	2.125%		11/30/24	1,910	1,884,931
U.S. Treasury Notes	2.125%		05/15/25	1,755	1,728,195
U.S. Treasury Strips Coupon(k)	2.404	%(s)	08/15/21	735	681,337
U.S. Treasury Strips Coupon	2.502	%(s)	11/15/30	640	459,131
U.S. Treasury Strips Coupon	2.752	%(s)	08/15/30	605	436,937
U.S. Treasury Strips Coupon	2.783	%(s)	08/15/29	200	148,519

U.S. Treasury Strips Coupon	2.878	%(s)	05/15/31	200	141,196
U.S. Treasury Strips Coupon	2.972	%(s)	02/15/37	725	431,570
U.S. Treasury Strips Coupon	3.042	%(s)	11/15/35	400	247,548
U.S. Treasury Strips Coupon	3.202	%(s)	08/15/40	400	213,914
U.S. Treasury Strips Principal, PO	2.526	%(s)	05/15/43	270	134,065
U.S. Treasury Strips Principal, PO	2.543	%(s)	02/15/45	230	108,125
U.S. Treasury Strips Principal, PO	2.874	%(s)	05/15/45	385	179,974
U.S. Treasury Strips Principal, PO	3.597	%(s)	05/15/44	450	216,743

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,600,558)					12,597,597

TOTAL LONG-TERM INVESTMENTS (cost $486,052,180)					581,458,348

SHORT-TERM INVESTMENTS — 5.3%

				Shares
AFFILIATED MUTUAL FUNDS — 5.2%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(w)				2,261,617	20,987,802
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				8,429,567	8,429,567
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,630,042; includes $1,628,014 of cash collateral for securities on loan)(b)(w)				1,630,042	1,630,042

TOTAL AFFILIATED MUTUAL FUNDS (cost $31,911,834)					31,047,411

				Principal Amount (000)#
U.S. TREASURY OBLIGATION(n) — 0.1%
U.S. Treasury Bills(k) (cost $289,215)	1.365%		03/15/18	290	289,249

TOTAL SHORT-TERM INVESTMENTS (cost $32,201,049)					31,336,660

TOTAL INVESTMENTS — 103.0% (cost $518,253,229)					612,795,008
Liabilities in excess of other assets(z) — (3.0)%					(17,790,210)

NET ASSETS — 100.0%					$595,004,798

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or Notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,214,396 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,570,603; cash collateral of $1,628,014 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.

(f)	Indicates a restricted security; the original cost of such securities is $259,277. The value of $259,833 is 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate quoted represents yield to maturity as of purchase date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at December 31, 2017:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Positions:
219	2 Year U.S. Treasury Notes	Mar. 2018	$46,889,953	$(86,266)
248	5 Year U.S. Treasury Notes	Mar. 2018	28,808,687	(132,617)
50	10 Year U.S. Treasury Notes	Mar. 2018	6,202,344	(6,688)
17	10 Year U.S. Ultra Treasury Notes	Mar. 2018	2,270,563	(7,464)
111	30 Year U.S. Ultra Treasury Bonds	Mar. 2018	18,609,844	98,524
6	Euro STOXX 50 Index	Mar. 2018	251,464	(6,523)
1	FTSE 100 Index	Mar. 2018	103,124	2,843
5	Mini MSCI EAFE Index	Mar. 2018	511,375	1,258
11	S&P 500 E-Mini Index	Mar. 2018	1,471,800	6,416
1	TOPIX Index	Mar. 2018	161,260	3,731

				(126,786)

	Short Positions:
52	90 day Euro Dollar	Dec. 2018	12,721,150	25,892
125	20 Year U.S. Treasury Bonds	Mar. 2018	19,125,000	(28,091)

				(2,199)

				$(128,985)

Securities with combined market values of $598,176 and $289,249 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, to cover requirements for open futures contracts at December 31, 2017.

Forward foreign currency exchange contracts outstanding at December 31, 2017:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 01/26/18	Citigroup Global Markets	EUR	699	$830,036	$840,492	$(10,456)

Inflation Swap Agreement outstanding at December 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreement:
270	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$6	$(2,542)	$(2,548)

Interest rate swap agreements outstanding at December 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	715	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$4,843	$2,272	$(2,571)
	9,880	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(3,768)	30,370	34,138
	1,935	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,120)	5,416	6,536
	3,615	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	1,017	6,240	5,223
	4,275	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	(513)	4,187	4,700
	260	05/31/21	1.849%(S)	3 Month LIBOR(1)(Q)	1,176	2,789	1,613
	2,400	11/30/21	1.762%(S)	3 Month LIBOR(2)(Q)	—	(38,945)	(38,945)
	790	05/31/23	1.399%(S)	3 Month LIBOR(1)(Q)	(14,222)	34,511	48,733
	2,790	08/15/23	1.459%(S)	3 Month LIBOR(1)(Q)	138,418	108,039	(30,379)
	946	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	90	2,063	1,973
	610	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	1,557	1,936	379
	1,469	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(1,707)	1,433	3,140
	375	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(3,436)	(2)	3,434
	850	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(1,674)	(866)	808
	500	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	3,957	3,957
	4,805	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	14,820	36,500	21,680
	3,435	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	6,488	25,643	19,155
	1,475	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	1,682	(153)	(1,835)
	930	09/04/25	2.214%(S)	3 Month LIBOR(1)(Q)	157	1,786	1,629
	3,430	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	85	7,649	7,564
	921	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	12,290	15,434	3,144
	390	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	495	4,000	3,505
	265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	1,208	1,208
	655	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(362)	(2,843)	(2,481)
	130	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	910	910
	1,055	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(7,015)	(24,249)	(17,234)

					$149,301	$229,285	$79,984

Securities with a combined market value of $843,075 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at December 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$345,159,118	$29,202,281	$—
Exchange Traded Fund	949,185	—	—
Preferred Stocks	218,040	168,649	—
Rights	1,097	—	2,845
Asset-Backed Securities
Automobiles	—	10,366,085	—
Collateralized Loan Obligations	—	7,412,792	—
Consumer Loans	—	2,295,791	—
Credit Cards	—	4,233,115	—
Equipment	—	1,492,006	—
Home Equity Loans	—	131,733	—
Other	—	116,333	—
Residential Mortgage-Backed Securities	—	5,167,875	328,413
Student Loans	—	964,400	—
Commercial Mortgage-Backed Securities	—	33,677,032	—
Corporate Bonds	—	56,525,639	—
Municipal Bonds	—	3,035,905	—
Residential Mortgage-Backed Securities	—	7,355,037	883,138
Sovereign Bonds	—	6,824,310	—
U.S. Government Agency Obligations	—	52,349,932	—
U.S. Treasury Obligations	—	12,886,846	—
Affiliated Mutual Funds	31,047,411	—	—
Other Financial Instruments*
Futures Contracts	(128,985)	—	—
OTC Forward Foreign Currency Exchange Contract	—	(10,456)	—
Centrally Cleared Inflation Swaps Agreement	—	(2,548)	—
Centrally Cleared Interest Rate Swap Agreements	—	79,984	—

Total	$377,245,866	$234,272,741	$1,214,396

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Conservative Allocation Fund

Schedule of Investments

as of December 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	921,521	$9,187,566
Prudential Global Real Estate Fund (Class Q)	269,368	6,526,796
Prudential Government Income Fund (Class Q)	811,889	7,704,829
Prudential High Yield Fund (Class Q)	476,735	2,631,577
Prudential Jennison 20/20 Focus Fund (Class Q)	79,593	1,298,959
Prudential Jennison Equity Opportunity Fund (Class Q)	128,743	2,607,043
Prudential Jennison Growth Fund (Class Q)*	76,785	2,990,767
Prudential Jennison International Opportunities Fund (Class Q)	302,984	5,362,820
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	45,681	1,758,243
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	3,316	135,578
Prudential Jennison Small Company Fund, Inc. (Class Q)	172,181	4,547,292
Prudential Jennison Value Fund (Class Q)	128,145	2,600,062
Prudential QMA International Equity Fund (Class Q)	992,626	7,960,857
Prudential QMA Large-Cap Core Equity Fund (Class Q)	312,353	5,322,488
Prudential QMA Long-Short Equity Fund (Class Q)*	303,452	3,905,433
Prudential QMA Mid-Cap Value Fund (Class Q)	89,009	2,006,260
Prudential QMA Small-Cap Value Fund (Class Q)	25,479	515,432
Prudential QMA Strategic Value Fund (Class Q)	514,471	7,655,331
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	3,711,552	36,039,167
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	60,101	660,507
Prudential Total Return Bond Fund (Class Q)	1,231,119	17,974,340

TOTAL LONG-TERM INVESTMENTS (cost $108,109,620)		129,391,347

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,143,125)(w)	1,143,125	1,143,125

TOTAL INVESTMENTS — 100.0% (cost $109,252,745)		130,534,472
Other assets in excess of liabilities — 0.0%		47,861

NET ASSETS — 100.0%		$130,582,333

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$130,534,472	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Growth Allocation Fund

Schedule of Investments

as of December 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	89,287	$890,190
Prudential Global Real Estate Fund (Class Q)	231,105	5,599,662
Prudential High Yield Fund (Class Q)	100,992	557,475
Prudential Jennison 20/20 Focus Fund (Class Q)	204,750	3,341,521
Prudential Jennison Equity Opportunity Fund (Class Q)	384,787	7,791,946
Prudential Jennison Growth Fund (Class Q)*	117,092	4,560,751
Prudential Jennison International Opportunities Fund (Class Q)	618,952	10,955,443
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	92,591	3,563,821
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	2,837	115,977
Prudential Jennison Small Company Fund, Inc. (Class Q)	326,057	8,611,167
Prudential Jennison Value Fund (Class Q)	260,313	5,281,760
Prudential QMA International Equity Fund (Class Q)	2,047,935	16,424,441
Prudential QMA Large-Cap Core Equity Fund (Class Q)	760,330	12,956,022
Prudential QMA Long-Short Equity Fund (Class Q)*	433,208	5,575,392
Prudential QMA Mid-Cap Value Fund (Class Q)	167,845	3,783,229
Prudential QMA Small-Cap Value Fund (Class Q)	54,536	1,103,260
Prudential QMA Strategic Value Fund (Class Q)	933,687	13,893,257
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	184,163	1,788,219
Prudential Total Return Bond Fund (Class Q)	241,494	3,525,817

TOTAL LONG-TERM INVESTMENTS (cost $81,217,078)		110,319,350

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,069,507)	1,069,507	1,069,507

TOTAL INVESTMENTS — 100.0% (cost $82,286,585)(w)		111,388,857
Liabilities in excess of other assets — (0.0)%		(44,458)

NET ASSETS — 100.0%		$111,344,399

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$111,388,857	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Moderate Allocation Fund

Schedule of Investments

as of December 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	863,019	$8,604,304
Prudential Global Real Estate Fund (Class Q)	353,496	8,565,196
Prudential Government Income Fund (Class Q)	505,115	4,793,546
Prudential High Yield Fund (Class Q)	312,628	1,725,708
Prudential Jennison 20/20 Focus Fund (Class Q)	208,934	3,409,802
Prudential Jennison Equity Opportunity Fund (Class Q)	336,795	6,820,106
Prudential Jennison Growth Fund (Class Q)*	135,792	5,289,112
Prudential Jennison International Opportunities Fund (Class Q)	590,030	10,443,538
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	110,792	4,264,385
Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	4,442	181,585
Prudential Jennison Small Company Fund, Inc. (Class Q)	380,294	10,043,557
Prudential Jennison Value Fund (Class Q)	319,524	6,483,147
Prudential QMA International Equity Fund (Class Q)	1,963,085	15,743,943
Prudential QMA Large-Cap Core Equity Fund (Class Q)	929,419	15,837,301
Prudential QMA Long-Short Equity Fund (Class Q)*	530,829	6,831,767
Prudential QMA Mid-Cap Value Fund (Class Q)	215,544	4,858,366
Prudential QMA Small-Cap Value Fund (Class Q)	70,832	1,432,935
Prudential QMA Strategic Value Fund (Class Q)	1,029,001	15,311,531
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	2,295,990	22,294,062
Prudential Total Return Bond Fund (Class Q)	1,117,691	16,318,292

TOTAL LONG-TERM INVESTMENTS (cost $128,773,101)		169,252,183

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,402,511)	1,402,511	1,402,511

TOTAL INVESTMENTS — 99.9% (cost $130,175,612)(w)		170,654,694
Other assets in excess of liabilities — 0.1%		182,859

NET ASSETS — 100.0%		$170,837,553

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$170,654,694	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Jennison Equity Opportunity Fund

Schedule of Investments

as of December 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Aerospace & Defense — 1.1%
United Technologies Corp.	35,959	$4,587,290

Banks — 8.6%
Bank of America Corp.	265,788	7,846,062
BB&T Corp.	111,744	5,555,912
Citigroup, Inc.	92,767	6,902,792
JPMorgan Chase & Co.	87,383	9,344,738
PNC Financial Services Group, Inc. (The)	52,704	7,604,660

		37,254,164

Biotechnology — 5.1%
AbbVie, Inc.	46,471	4,494,211
Biogen, Inc.*	19,597	6,243,016
BioMarin Pharmaceutical, Inc.*	67,525	6,021,204
Shire PLC, ADR	33,728	5,231,887

		21,990,318

Capital Markets — 3.3%
Goldman Sachs Group, Inc. (The)	32,524	8,285,814
Morgan Stanley	117,425	6,161,290

		14,447,104

Chemicals — 1.8%
Olin Corp.	126,799	4,511,509
Tronox Ltd., (Class A Stock)	168,365	3,453,166

		7,964,675

Commercial Services & Supplies — 1.2%
Mobile Mini, Inc.	144,497	4,985,147

Containers & Packaging — 0.9%
Sealed Air Corp.	77,847	3,837,857

Diversified — 0.7%
TPG Pace Holdings Corp.*	297,321	3,054,973

Diversified Consumer Services — 1.8%
Houghton Mifflin Harcourt Co.*	424,280	3,945,804
Laureate Education, Inc., (Class A Stock)*	296,374	4,018,831

		7,964,635

Electronic Equipment, Instruments & Components — 2.2%
Benchmark Electronics, Inc.*	94,969	2,763,598
FLIR Systems, Inc.	141,867	6,613,839

		9,377,437

Energy Equipment & Services — 2.8%
Halliburton Co.	154,850	7,567,520
ProPetro Holding Corp.*(a)	217,988	4,394,638

		11,962,158

Equity Real Estate Investment Trusts (REITs) — 1.1%
CoreCivic, Inc.	205,248	4,618,080

Food & Staples Retailing — 0.8%
Wal-Mart Stores, Inc.	35,671	3,522,511

Food Products — 2.5%
Conagra Brands, Inc.	104,658	3,942,467
Mondelez International, Inc., (Class A Stock)	158,157	6,769,120

		10,711,587

Health Care Providers & Services — 1.8%
Cigna Corp.	38,053	7,728,184

Hotels, Restaurants & Leisure — 8.5%
Carnival Corp.	57,773	3,834,394
Hyatt Hotels Corp., (Class A Stock)*	108,942	8,011,595
International Game Technology PLC	170,846	4,529,127
MGM Resorts International	193,580	6,463,636
Playa Hotels & Resorts N.V.*	490,360	5,290,984
SeaWorld Entertainment, Inc.*(a)	256,521	3,480,990
Wendy’s Co. (The)	301,966	4,958,282

		36,569,008

Insurance — 2.9%
Brighthouse Financial, Inc.*	73,124	4,287,991
MetLife, Inc.	163,992	8,291,436

		12,579,427

Internet & Direct Marketing Retail — 1.0%
Liberty Interactive Corp. QVC Group, (Class A Stock)*	181,761	4,438,604

Internet Software & Services — 2.2%
Alphabet, Inc., (Class C Stock)*	8,987	9,403,997

IT Services — 2.1%
CSRA, Inc.	178,974	5,354,902
Teradata Corp.*	100,037	3,847,423

		9,202,325

Machinery — 2.7%
Caterpillar, Inc.	13,793	2,173,501
Mueller Water Products, Inc., (Class A Stock)	266,509	3,339,358
Trinity Industries, Inc.	164,163	6,149,546

		11,662,405

Media — 6.6%
Comcast Corp., (Class A Stock)	111,637	4,471,062
Liberty Global PLC (United Kingdom), (Class C Stock)*	146,123	4,944,802
Live Nation Entertainment, Inc.*	80,947	3,445,914
Twenty-First Century Fox, Inc., (Class A Stock)	263,850	9,110,740
Viacom, Inc., (Class B Stock)	207,690	6,398,929

		28,371,447

Metals & Mining — 3.4%
Rio Tinto PLC (United Kingdom), ADR(a)	104,198	5,515,200
United States Steel Corp.(a)	152,997	5,383,965
Warrior Met Coal, Inc.(a)	152,801	3,842,945

		14,742,110

Multi-Utilities — 0.7%
SCANA Corp.	77,121	3,067,873

Oil, Gas & Consumable Fuels — 7.0%
Andeavor	40,254	4,602,642
Arch Coal, Inc., (Class A Stock)	29,178	2,718,222
Concho Resources, Inc.*	25,999	3,905,570

Continental Resources, Inc.*	109,486	5,799,473
Noble Energy, Inc.	206,640	6,021,490
Royal Dutch Shell PLC (Netherlands), (Class A Stock), ADR	107,874	7,196,275

		30,243,672

Pharmaceuticals — 5.4%
Allergan PLC	42,538	6,958,366
Bristol-Myers Squibb Co.	112,791	6,911,833
Merck & Co., Inc.	60,912	3,427,518
Mylan NV*	73,472	3,108,600
Pfizer, Inc.	84,236	3,051,028

		23,457,345

Road & Rail — 2.8%
Schneider National, Inc., (Class B Stock)	195,831	5,592,933
Union Pacific Corp.	47,788	6,408,371

		12,001,304

Semiconductors & Semiconductor Equipment — 3.5%
Intel Corp.	148,561	6,857,576
QUALCOMM, Inc.	81,164	5,196,119
Versum Materials, Inc.	85,099	3,220,997

		15,274,692

Software — 7.3%
Fortinet, Inc.*	83,031	3,627,624
Guidewire Software, Inc.*	31,410	2,332,507
Microsoft Corp.	96,329	8,239,983
Oracle Corp.	119,818	5,664,995
PTC, Inc.*	92,847	5,642,312
Verint Systems, Inc.*	150,085	6,281,057

		31,788,478

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	49,283	8,340,162
BlackBerry Ltd. (Canada)*	316,083	3,530,647
Diebold Nixdorf, Inc.(a)	205,528	3,360,383

		15,231,192

Textiles, Apparel & Luxury Goods — 3.3%
Lululemon Athletica, Inc.*	83,487	6,561,244
Tapestry, Inc.	175,253	7,751,440

		14,312,684

Trading Companies & Distributors — 1.2%
Univar, Inc.*	168,017	5,201,806

TOTAL LONG-TERM INVESTMENTS (cost $328,465,954)		431,554,489

SHORT-TERM INVESTMENT — 4.8%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $20,788,055; includes $20,765,906 of cash collateral for securities on loan)(b)(w)	20,788,013	20,788,013

TOTAL INVESTMENTS — 104.6% (cost $349,254,009)	452,342,502
Liabilities in excess of other assets — (4.6)%	(19,881,532)

NET ASSETS — 100.0%	$432,460,970

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,240,735; cash collateral of $20,765,906 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,587,290	$—	$—
Banks	37,254,164	—	—
Biotechnology	21,990,318	—	—
Capital Markets	14,447,104	—	—
Chemicals	7,964,675	—	—
Commercial Services & Supplies	4,985,147	—	—
Containers & Packaging	3,837,857	—	—
Diversified	—	3,054,973	—
Diversified Consumer Services	7,964,635	—	—
Electronic Equipment, Instruments & Components	9,377,437	—	—
Energy Equipment & Services	11,962,158	—	—
Equity Real Estate Investment Trusts (REITs)	4,618,080	—	—
Food & Staples Retailing	3,522,511	—	—
Food Products	10,711,587	—	—
Health Care Providers & Services	7,728,184	—	—
Hotels, Restaurants & Leisure	36,569,008	—	—
Insurance	12,579,427	—	—
Internet & Direct Marketing Retail	4,438,604	—	—
Internet Software & Services	9,403,997	—	—
IT Services	9,202,325	—	—
Machinery	11,662,405	—	—
Media	28,371,447	—	—
Metals & Mining	14,742,110	—	—
Multi-Utilities	3,067,873	—	—
Oil, Gas & Consumable Fuels	30,243,672	—	—
Pharmaceuticals	23,457,345	—	—
Road & Rail	12,001,304	—	—
Semiconductors & Semiconductor Equipment	15,274,692	—	—
Software	31,788,478	—	—

Technology Hardware, Storage & Peripherals	15,231,192	—	—
Textiles, Apparel & Luxury Goods	14,312,684	—	—
Trading Companies & Distributors	5,201,806	—	—
Affiliated Mutual Fund	20,788,013	—	—

Total	$449,287,529	$3,054,973	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Jennison Growth Fund

Schedule of Investments

as of December 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Aerospace & Defense — 2.5%
Boeing Co. (The)	390,535	$115,172,677

Air Freight & Logistics — 1.6%
FedEx Corp.	288,053	71,880,746

Automobiles — 1.4%
Tesla, Inc.*(a)	204,291	63,606,003

Banks — 2.0%
JPMorgan Chase & Co.	837,991	89,614,758

Beverages — 1.3%
Monster Beverage Corp.*	915,981	57,972,437

Biotechnology — 5.3%
AbbVie, Inc.	644,687	62,347,680
Alexion Pharmaceuticals, Inc.*	246,079	29,428,588
BioMarin Pharmaceutical, Inc.*	525,785	46,884,248
Celgene Corp.*	615,208	64,203,107
Vertex Pharmaceuticals, Inc.*	272,501	40,837,000

		243,700,623

Capital Markets — 1.6%
Goldman Sachs Group, Inc. (The)	292,687	74,564,940

Chemicals — 1.3%
Albemarle Corp.	479,106	61,272,866

Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	826,545	26,441,175

Equity Real Estate Investment Trusts (REITs) — 0.6%
Crown Castle International Corp.	229,482	25,474,797

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	407,871	75,912,950

Health Care Providers & Services — 1.6%
UnitedHealth Group, Inc.	323,102	71,231,067

Hotels, Restaurants & Leisure — 4.3%
Marriott International, Inc., (Class A Stock)	719,960	97,720,171
McDonald’s Corp.	563,843	97,048,657

		194,768,828

Internet & Direct Marketing Retail — 8.2%
Amazon.com, Inc.*	171,353	200,392,193
Netflix, Inc.*	623,154	119,620,642
Priceline Group, Inc. (The)*	30,984	53,842,136

		373,854,971

Internet Software & Services — 15.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	1,027,159	177,113,026
Alphabet, Inc., (Class A Stock)*	99,443	104,753,256
Alphabet, Inc., (Class C Stock)*	101,404	106,109,146
Facebook, Inc., (Class A Stock)*	1,097,013	193,578,914
Tencent Holdings Ltd. (China)	2,772,526	143,500,275

		725,054,617

IT Services — 9.6%
FleetCor Technologies, Inc.*	313,116	60,252,912
Mastercard, Inc., (Class A Stock)	947,959	143,483,074
PayPal Holdings, Inc.*	939,580	69,171,880
Square, Inc., (Class A Stock)*(a)	381,078	13,211,974
Visa, Inc., (Class A Stock)	1,327,704	151,384,810

		437,504,650

Life Sciences Tools & Services — 1.1%
Illumina, Inc.*	240,000	52,437,600

Machinery — 3.2%
Caterpillar, Inc.(a)	465,002	73,275,015
Parker-Hannifin Corp.	354,129	70,677,066

		143,952,081

Media — 1.3%
Charter Communications, Inc., (Class A Stock)*	184,100	61,850,236

Oil, Gas & Consumable Fuels — 1.4%
Concho Resources, Inc.*	425,734	63,953,761

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), (Class A Stock)	556,240	70,775,978

Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	1,261,893	77,328,803

Semiconductors & Semiconductor Equipment — 5.1%
Broadcom Ltd.	367,443	94,396,107
NVIDIA Corp.	392,888	76,023,828
Texas Instruments, Inc.	614,768	64,206,370

		234,626,305

Software — 13.3%
Activision Blizzard, Inc.	863,998	54,708,353
Adobe Systems, Inc.*	663,262	116,230,033
Microsoft Corp.	2,082,051	178,098,642
Red Hat, Inc.*	559,457	67,190,786
salesforce.com, Inc.*	1,064,200	108,793,166
Splunk, Inc.*	465,440	38,557,050
Workday, Inc., (Class A Stock)*(a)	429,557	43,703,129

		607,281,159

Specialty Retail — 2.8%
Home Depot, Inc. (The)	525,079	99,518,223
Industria de Diseno Textil SA (Spain)	763,857	26,560,593

		126,078,816

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	1,552,475	262,725,344

Textiles, Apparel & Luxury Goods — 1.4%
adidas AG (Germany)	43,755	8,750,527
Kering (France)	116,739	54,952,060

		63,702,587

TOTAL LONG-TERM INVESTMENTS (cost $2,289,548,979)		4,472,740,775

SHORT-TERM INVESTMENT — 6.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $294,237,234; includes $293,877,070 of cash collateral for securities on loan)(b)(w)	294,230,077	294,230,077

TOTAL INVESTMENTS — 104.5% (cost $2,583,786,213)		4,766,970,852
Liabilities in excess of other assets — (4.5)%		(205,823,594)

NET ASSETS — 100.0%		$4,561,147,258

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $285,772,217; cash collateral of $293,877,070 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$115,172,677	$—	$—
Air Freight & Logistics	71,880,746	—	—
Automobiles	63,606,003	—	—
Banks	89,614,758	—	—
Beverages	57,972,437	—	—
Biotechnology	243,700,623	—	—
Capital Markets	74,564,940	—	—
Chemicals	61,272,866	—	—
Electronic Equipment, Instruments & Components	26,441,175	—	—
Equity Real Estate Investment Trusts (REITs)	25,474,797	—	—
Food & Staples Retailing	75,912,950	—	—
Health Care Providers & Services	71,231,067	—	—
Hotels, Restaurants & Leisure	194,768,828	—	—
Internet & Direct Marketing Retail	373,854,971	—	—
Internet Software & Services	581,554,342	143,500,275	—
IT Services	437,504,650	—	—
Life Sciences Tools & Services	52,437,600	—	—
Machinery	143,952,081	—	—
Media	61,850,236	—	—
Oil, Gas & Consumable Fuels	63,953,761	—	—
Personal Products	70,775,978	—	—

Pharmaceuticals	77,328,803	—	—
Semiconductors & Semiconductor Equipment	234,626,305	—	—
Software	607,281,159	—	—
Specialty Retail	99,518,223	26,560,593	—
Technology Hardware, Storage & Peripherals	262,725,344	—	—
Textiles, Apparel & Luxury Goods	—	63,702,587	—
Affiliated Mutual Fund	294,230,077	—	—

Total	$4,533,207,397	$233,763,455	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

Currency:

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Other:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A	Annual payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
CDI	Chess Depository Interest
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MSCI EAFE	Morgan Stanley Capital International Europe, Australasia and Far East
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OTC	Over-the-counter
PO	Principal Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
RSP	Non-Voting Shares
STOXX	Stock Index of the Eurozone
STRIPS	Separate Trading of Registered Interest and Principle of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index
USAID	United States Agency for International Development
USOIS	United Stated Overnight Index Swap
UTS	Unit Trust Security

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when recent transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments. Certain Funds may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities Exchange Commission (“SEC”), a series of the Prudential Investment Portfolios 2 (together with Prudential Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date February 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date February 16, 2018

*	Print the name and title of each signing officer under his or her signature.